Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	GLOBALOPTIONS GROUP, INC.
Entity Central Index Key	0001294649
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,155	$ 9,227
Short term investment	14,984	0
Restricted cash equivalents - deferred compensation	0	822
Funds held in escrow related to the sales of business units	0	2,450
Amounts due from buyers related to the sales of business units	0	301
Prepaid expenses and other current assets	51	216
Total assets	18,190	13,016
Current liabilities:
Accounts payable	0	105
Accrued compensation and related benefits	65	304
Deferred compensation	0	821
Other current liabilities	365	291
Current liabilities of discontinued operations	798	1,194
Total liabilities	1,228	2,715
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 100,000,000 shares authorized; 6,552,352 shares issued and 6,197,760 shares outstanding at December 31, 2012, and 6,547,354 shares issued and 6,194,705 shares outstanding at December 31, 2011	7	7
Additional paid-in capital	92,825	92,479
Accumulated deficit	(75,157)	(81,477)
Treasury stock, at cost, 354,592 shares at December 31, 2012 and 352,649 shares at December 31, 2011	(713)	(708)
Total stockholders' equity	16,962	10,301
Total liabilities and stockholders' equity	18,190	13,016
Preferred Stock
Stockholders' equity:
Preferred Stock	0	0
Series D convertible preferred stock, non-voting
Stockholders' equity:
Preferred Stock	0	0
Series A junior participating preferred stock
Stockholders' equity:
Preferred Stock	$ 0	$ 0

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	6,552,352	6,547,354
Common stock, shares outstanding	6,197,760	6,194,705
Treasury stock, shares	354,592	352,649
Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	14,880,000	14,880,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D convertible preferred stock, non-voting
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A junior participating preferred stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Selling and marketing	$ 0	$ 0	$ 1,755
General and administrative	3,650	2,973	14,138
Total operating expenses	3,650	2,973	15,893
Loss from operations	(3,650)	(2,973)	(15,893)
Other income (expense):
Interest income	18	15	2
Interest expense	0	0	(223)
Gain on sale of security	2	0	0
Other income (expense), net	20	15	(221)
Loss from continuing operations	(3,630)	(2,958)	(16,114)
Discontinued Operations:
Income from discontinued operations, including tax benefit	0	23	959
Gain on disposals, net of tax	9,950	2,589	(119)
Income from discontinued operations, net of tax	9,950	2,612	840
Net income (loss)	$ 6,320	$ (346)	$ (15,274)
Basic and diluted net income (loss) per share:
Continuing operations	$ (0.59)	$ (0.32)	$ (1.13)
Discontinued operations, net of tax	$ 1.61	$ 0.29	$ 0.06
Net income (loss) per share	$ 1.02	$ (0.03)	$ (1.07)
Weighted average number of common shares outstanding - basic and diluted	6,196,697	9,063,085	14,320,505

Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Employee	Consultant	Common Stock	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital Employee	Additional Paid-in Capital Consultant	Accumulated Deficit	Common Stock Repurchase Program	Common Stock Repurchase Program Treasury Stock	RSUs	RSUs Treasury Stock	Restricted Stock	Restricted Stock Treasury Stock
Beginning Balance at Dec. 31, 2009	$ 45,823			$ 14	$ (243)	$ 111,909			$ (65,857)
Beginning Balance (in shares) at Dec. 31, 2009				14,472,363	123,894
Issuance of common stock upon exercise of stock options (in shares)	151,250			151,250
Issuance of common stock upon exercise of stock options	273			1		272
Purchase of treasury stock under stock repurchase program (in shares)					16,627						16,627		33,654		169,800
Purchase of treasury stock under stock repurchase program					(39)					(39)	(39)	(69)	(69)	(336)	(336)
Amortization of employee stock option costs		82	132				82	132
Issuance of common stock in connection with vesting of restricted stock units				155,561
Purchase and cancellation of shares in connection with tender offer (in shares)				(1,119,978)
Purchase and cancellation of shares in connection with tender offer	(2,688)			(1)		(2,687)
Stock issued to consultants for services (in shares)	26,309			26,309	0
Stock issued to consultants for services	45			0	0	45			0
Issuance of common stock under employee stock purchase plan (in shares)				31,289
Issuance of common stock under employee stock purchase plan				45		45
Stock-based compensation - restricted stock vested	1,468					1,468
Repurchase of stock-based compensation award	(339)					(339)
Amortization of restricted stock unit costs		575	7				575	7
Stock based compensation - employee stock purchase plan	16					16
Net income	(15,274)								(15,274)
Ending Balance at Dec. 31, 2010	29,721			14	(687)	111,525			(81,131)
Ending Balance (in shares) at Dec. 31, 2010				13,716,794	343,975
Issuance of common stock upon exercise of stock options (in shares)	325,003			325,003
Issuance of common stock upon exercise of stock options	584			0		584
Purchase of treasury stock under stock repurchase program (in shares)					8,674						8,674
Purchase of treasury stock under stock repurchase program	(21)										(21)
Amortization of employee stock option costs	13					13
Recovery of stockholder short swing profit	2
Issuance of common stock in connection with vesting of restricted stock units				5,557
Purchase and cancellation of shares in connection with tender offer (in shares)				(7,500,000)
Purchase and cancellation of shares in connection with tender offer	(19,650)			(7)		(19,643)
Issuance of common stock under employee stock purchase plan				352
Net income	(346)								(346)
Ending Balance at Dec. 31, 2011	10,301			7	(708)	92,479			(81,477)
Ending Balance (in shares) at Dec. 31, 2011				6,547,354	352,649
Issuance of common stock upon exercise of stock options (in shares)	4,998			4,998
Issuance of common stock upon exercise of stock options	8			0			8
Purchase of treasury stock under stock repurchase program (in shares)				0	1,943
Purchase of treasury stock under stock repurchase program	(5)			0	(5)
Amortization of employee stock option costs	323			0		323
Recovery of stockholder short swing profit	15			0		15
Issuance of common stock under employee stock purchase plan				8
Net income	6,320			0					6,320
Ending Balance at Dec. 31, 2012	$ 16,962			$ 7	$ (713)	$ 92,825			$ (75,157)
Ending Balance (in shares) at Dec. 31, 2012				6,552,352	354,592

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 6,320	$ (346)	$ (15,274)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for bad debts	0	0	445
Depreciation and amortization	0	0	2,158
Deferred rent	0	0	(398)
Reserve for litigation	0	0	15
Reserve for obsolete inventory	0	0	(20)
Impairment of goodwill and intangible assets	0	0	4,475
Stock-based compensation	323	13	2,325
Deferred income taxes	0	0	(511)
Accretion of discount on note receivable	0	(20)	0
(Gain) loss on disposition of business units, net of tax	(9,950)	(2,589)	119
Changes in operating assets and liabilities:
Accounts receivable	0	0	(6,221)
Inventories	0	0	307
Prepaid expenses and other current assets	165	222	(269)
Security deposits and other assets	0	0	220
Accounts payable	(105)	(472)	(622)
Deferred revenues	0	0	359
Accrued compensation and related benefits	(239)	(703)	408
Deferred compensation	(821)	(1,685)	2,506
Other current liabilities	28	(1,832)	1,743
Other long-term obligations	0	0	396
Total adjustments	(10,606)	(7,066)	7,435
Net cash used in operating activities	(4,286)	(7,412)	(7,839)
Cash flows from investing activities:
Purchases of short term investments	(29,972)	0	0
Proceeds from sale of short term investment	14,995	0	0
Purchases of property and equipment	0	0	(1,275)
Purchase of intangible assets	0	0	(56)
Proceeds from note receivable	0	876	875
Receipt of cash in escrow from sale of business units	2,450	0	0
Legal fees paid in connection with the sale of business units	(99)	0	0
Collection of contingent proceeds - Sale of JLWA	10,000	0	0
Proceeds from sale of business units	0	7,039	39,022
Proceeds (investment) in restricted cash equivalents	822	1,685	(2,506)
Net cash (used in) provided by investing activities	(1,804)	9,600	36,060
Cash flows from financing activities:
Net repayments under line of credit	0	0	(2,163)
Repayment of notes payable	0	0	0
Proceeds from issuance of stock in connection with options exercised	8	584	273
Proceeds from issuance of stock in connection with ESPP	0	0	45
Recovery of stockholder short swing profit	15	0	0
Repurchase of common stock	(5)	(21)	(444)
Net cash provided by (used in) financing activities	18	(19,087)	(5,316)
Net (decrease) increase in cash and cash equivalents	(6,072)	(16,899)	22,905
Cash and cash equivalents - beginning of period	9,227	26,126	3,221
Cash and cash equivalents - end of period	3,155	9,227	26,126
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	0	0	253
Supplemental disclosure of non-cash investing and financing activities:
Purchases of equipment under capital lease	0	0	679
stock-based compensation
Cash flows from financing activities:
Payments for Repurchase of Other Equity			339
Tender Offers
Cash flows from financing activities:
Payments for Repurchase of Other Equity		19,650	2,688
Preparedness Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			2,952
SafirRosetti
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			1,381
Fraud and SIU Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			825
Bode
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration			4,642
US treasury
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Accretion of discount on note receivable	(5)	0	0
(Gain) loss on disposition of business units, net of tax	$ (2)	$ 0	$ 0

Business Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations

1.  Business Organization and Nature of Operations

GlobalOptions, LLC was formed in November 1998 as a limited liability company (“LLC”) in the state of Delaware.  On January 24, 2002, the LLC was recapitalized as a Delaware corporation with the name GlobalOptions, Inc. (“GlobalOptions”).  On June 24, 2005, GlobalOptions consummated a “reverse merger” transaction with a non-operating public company accounted for as a recapitalization, with the result that on June 24, 2005, GlobalOptions became the subsidiary of a public company. Following the merger, the public company changed its name to GlobalOptions Group, Inc. (“GlobalOptions Group” or the “Company”).

Beginning during the year 2005 and through 2009, in pursuit of the Company’s then existing strategy to build an integrated risk mitigation company, the Company acquired and integrated eight complementary risk mitigation businesses. The Company operated these businesses until they were sold during 2010.

The Company sold its SafirRosetti business unit (“SafirRosetti”) on April 30, 2010, its Preparedness Services business unit (“Preparedness Services”) on July 16, 2010, its Fraud and SIU Services business unit (“Fraud and SIU Services”) on July 20, 2010, and its Forensic DNA Solutions and Products business unit (“Bode”) on November 30, 2010 and closed its International Strategies business unit (“International Strategies”) on December 31, 2010 (See Note 2 - Basis of Presentation). The Company stated throughout the year ended December 31, 2011 that it intended to return the remaining net proceeds from the sales of the SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode to its stockholders after satisfying existing contractual obligations and establishing appropriate reserves for contingencies and ongoing operating costs.  During 2011 and 2012, the Company also stated that it was evaluating possible business combinations and other types of corporate transactions as an alternative to making further liquidating distributions to stockholders.  With the net proceeds that the Company has received from the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode through December 31, 2012, the Company has made two tender offer distributions to stockholders in the aggregate amount of $22,188 and has purchased 27,244 shares of its common stock under stock repurchase programs (See Note 10 - Stockholders’ Equity – Repurchase of Common Stock).

On March 16, 2012 the Company’s board of directors (the “Board”) determined that it was in the best interests of the Company’s stockholders to change the primary focus of its efforts from that of preparing and analyzing a plan to wind down the Company and distribute cash to stockholders, to one of affirmatively pursuing an acquisition strategy for a period of six months. If the Board was unable to effectively identify and conclude a transaction within that time period, the Board would then reevaluate the acquisition strategy to determine whether it should continue to pursue such acquisition or distribution strategy. The Board has reevaluated its strategy and concluded that it would continue to pursue transactions during the near term, which it believes may result in enhanced shareholder value. As of December 31, 2012, the Company was evaluating possible business combinations, but does not currently have any arrangement, agreement or understanding with respect to any such transaction and there can be no assurance that it will be successful in finally evaluating or in concluding one.

Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Presentation

2. Basis of Presentation

As a result of the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode and the closing of International Strategies, the consolidated balance sheets as of December 31, 2012 and 2011, the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 and the consolidated statements of cash flows for the years ended December 31, 2012, 2011 and 2010, present the results and accounts of these business units as discontinued operations. All prior periods presented in the consolidated statements of operations and the consolidated statements of cash flows discussed herein have been restated to conform to such presentation.

Prior to the Company’s sales of SafirRosetti and entry into agreements to sell Preparedness Services, Fraud and SIU Services and Bode, the Company reported its operating results in three financial reporting segments: Preparedness Services; Fraud and SIU Services; and Security Consulting and Investigations (which was re-named Forensic DNA Solutions and Products following the sale of SafirRosetti). The Preparedness Services segment consisted of the operations of Preparedness Services, which provided emergency response plans for disaster mitigation, continuity of operations and other emergency management issues for governments, corporations and individuals. The Fraud and SIU Services segment consisted of the operations of Fraud and SIU Services and the International Strategies business unit, which provided multidisciplinary, international risk management and business solutions. The Security Consulting and Investigations segment consisted of the operations of SafirRosetti and Bode, which provided forensic DNA analysis services. As a result of the sale of SafirRosetti and the entry into agreements to sell Preparedness Services and Fraud and SIU Services as of June 30, 2010, the Company determined to cease reporting its operating results in separate segments.

Principles of Consolidation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Principles of Consolidation

3. Principles of Consolidation

The consolidated financial statements of the Company include the consolidated financial statements of GlobalOptions, Inc. and up until its sale on November 30, 2010, its former wholly-owned subsidiary, The Bode Technology Group, Inc., or Bode. All material intercompany accounts and transactions are eliminated in consolidation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

4.  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts. Significant estimates and assumptions with regard to continuing operations include the carrying value of escrow amounts due related to the sales of the business units, the carrying value of short-term investments, contingent consideration recognized, accruals related to performance based compensation plans, deferred taxes and related valuation allowances, and valuation of equity instruments. The significant estimate and assumption related to discontinued operations related principally to the accruals for discontinued operations.  The Company’s management monitors its risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

Cash: The Company maintains its cash with high credit quality financial institutions. At times, cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of December 31, 2012, substantially all of the Company’s funds are held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash Equivalents – Deferred Compensation

Restricted cash equivalents – deferred compensation - included cash and money market funds held in a rabbi trust under a nonqualified deferred compensation arrangement (the “Deferred Compensation Arrangement”) established in connection with compensation earned by the Company’s Chief Financial Officer upon the sale of Preparedness Services. The plan participant’s account was comprised of the Company’s contribution to the trust on behalf of the participant. The restricted cash held in the rabbi trust was considered an asset available for sale and was reported at fair value with an offsetting liability included in deferred compensation in the accompanying Consolidated Balance Sheet. The earnings on the investments were recorded in interest income in the accompanying Consolidated Statements of Operations. During the years ended December 31, 2012, 2011 and 2010, earnings on these investments were immaterial. The fair value of the investment of the Deferred Compensation Arrangement was $822 at December 31, 2011. On July 31, 2012, the remaining funds held in the rabbi trust under the Deferred Compensation Arrangement were disbursed to the Company’s Chief Financial Officer (See Note 7 - Deferred Compensation).

Short Term Investment

The Company’s short-term investments consist typically of investments in U.S. Treasury Bills with original maturities greater than three months and less than one year. These investments are classified as available-for-sale and are carried at fair value, which approximates amortized cost at December 31, 2012. On December 31, 2012, the Company’s short-term investment consisted of a U.S. Treasury Bill, purchased at a cost of $14,984, and which matures on October 17, 2013. Accretion of discounts on the U.S. Treasury Bills, which was $5 for the year ended December 31, 2012, is included in interest income.

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

·	Level 1. Quoted prices in active markets for identical assets or liabilities.

·	Level 2. Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

·	Level 3. Significant unobservable inputs that cannot be corroborated by market data.

The asset’s or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the assets that are measured a fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Quoted prices for similar assets or liabilities in active markets (Level 2)	Significant unobservable inputs (Level 3)
At December 31, 2012
Short Term Investment (U.S. Treasury Bill)	$14,984	$14,984	$-	$-

At December 31, 2011
Restricted Cash Equivalents	$822	$822	$-	$-

Operating Expenses

Selling and marketing expenses primarily include salaries, stock based compensation, as well as travel and other expenses. General and administrative expenses consist primarily of salaries, bonuses and stock-based compensation, as well as corporate support expenses such as legal and professional fees, investor relations, human resources, facilities, telecommunication support services and information technology.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of such assets and liabilities. The Company establishes a valuation allowance for certain deferred tax assets.

Deferred tax assets pertaining to windfall tax benefits on exercise of non-qualified stock options and the corresponding credit to additional paid-in capital are recorded if the related tax amount either reduces income taxes payable or results in an income tax refund. The Company has elected the “with and without approach” regarding ordering of windfall tax benefits to determine whether the windfall tax benefit did reduce income taxes payable or resulted in an income tax refund in the current year. Under this approach, the windfall tax benefits would be recognized in additional paid-in capital only if an incremental income tax benefit is realized after considering all other income tax benefits presently available to the Company.

The Company accounts for uncertain tax positions based upon authoritative guidance that prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides direction on derecognition, classification, interest and penalties, accounting in interim periods and related disclosure.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended December 31, 2012, December 31, 2011 and December 31, 2010. The tax years ended December 31, 2003 through 2011 remain subject to examination for federal, state, and local income tax purposes by various taxing authorities as of December 31, 2012.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses.

Stock-Based Compensation

The Company accounts for equity instruments issued to non-employees in accordance with accounting guidance which requires that such equity instruments are recorded at their fair value on the measurement date, which is typically the date the services are performed.  Stock based compensation for non-employees is reflected within general and administrative expenses.

The Company accounts for equity instruments issued to employees in accordance with accounting guidance which requires that awards are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  The Company recognizes compensation costs over the requisite service period of the award, which is generally the vesting term of the options associated with the underlying employment agreement, where applicable.

Discontinued Operations

Included in “Income from discontinued operations net of tax” in the accompanying consolidated statements of operations, are the results, as applicable, for SafirRosetti, Preparedness Services, Fraud and SIU Services, International Strategies and Bode and the respective gains on their disposals (See Note 5- Discontinued Operations). Liabilities of the discontinued operations have been reclassified and are reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 as “Current liabilities of discontinued operations”.

 Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed based on the weighted average number of shares of common stock outstanding, as adjusted, during the years presented. Common stock equivalents, consisting of stock options and restricted stock units (“RSUs”) were not included in the calculation of the diluted loss per share because their inclusion would have been anti-dilutive.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	At December 31,
	2012	2011	2010
Stock Options	200,000	64,998	565,158
Restricted Stock Units	-	-	8,825
Total Potentially Dilutive Securities	200,000	64,998	573,983

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

5. Discontinued Operations

Introduction

On April 30, 2010, July 16, 2010, July 20, 2010 and November 30, 2010, the Company completed the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode, respectively. On December 31, 2010, the Company closed International Strategies. Prior to approving the Company’s entry into the purchase agreements with respect to each such transaction, the Company’s Board of Directors, acting with the advice and assistance of its legal advisors, evaluated the respective purchase agreements and, acting with the advice and assistance of its legal and financial advisors, evaluated the consideration negotiated with the buyers and their representatives. In such evaluations, the Board of Directors considered a number of substantive factors, both positive and negative, and potential benefits and detriments of the specific transaction, including but not limited to the consideration offered, likelihood of consummation, prospects for the business unit going forward, opinion of financial advisors (when provided), and effect on the Company’s cash flows. After careful consideration, the Board of Directors determined that each of the transactions was advisable and in the best interests of the Company and its stockholders and that the form, terms and provisions of the respective transaction documents were expedient and in the best interests of the Company and its stockholders.

As a result of the Company’s sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode, and the Company’s closing of International Strategies, the results and accounts of each of these business operating units are shown as discontinued operations in the Company’s financial statements.

Sale of SafirRosetti

On April 30, 2010, pursuant to the Board of Directors’ approval on April 21, 2010, the Company and GlobalOptions (the “Sellers”) completed the sale of all of the assets used in SafirRosetti in accordance with an asset purchase agreement dated April 23, 2010 (the “SafirRosetti Purchase Agreement”), by and among the Sellers and Guidepost Solutions LLC (“Guidepost”), a subsidiary of SolutionPoint International, Inc. (“SolutionPoint ”), of which Joseph Rosetti, a former officer of SafirRosetti, is a principal.

SafirRosetti delivered specialized security and investigative services to governments, corporations and individuals, and reported the results of its operations as part of the Company’s Security Consulting and Investigations reporting segment, which was re-named Forensic DNA Solutions and Products following the sale of SafirRosetti.

Pursuant to the terms of the SafirRosetti Purchase Agreement, the Sellers sold SafirRosetti to Guidepost for aggregate consideration of (i) $3,500 in cash, subject to certain adjustments, of which $525 was initially held in escrow and then released to the Company in full on October 23, 2011, (ii) a secured promissory note (the “SafirRosetti Note”) in the aggregate face amount of $1,750, with an interest rate of 0.79% per annum of which principal of $875 and interest of $8 was received on December 17, 2010 and principal of $875 and interest of $3 was paid to us on June 30, 2011 and (iii) contingent consideration based on 70% of the purchased accounts receivable in excess of $1,750 collected by Guidepost between the closing and June 30, 2011. Aggregate contingent consideration of $0, $579 and $705 was received and recognized during the years ended December 31, 2012, 2011 and 2010, respectively. On July 28, 2011 the Company received $88 as consideration for SafirRosetti retaining all rights associated with the sold accounts receivable that remained uncollected at June 30, 2011. During the year ended December 31, 2012, the Company recorded $150 of additional gain on the sale of SafirRosetti, in connection with the release of reserves no longer required related to certain working capital items.

In connection with the SafirRosetti Purchase Agreement, the Company entered into a transition service agreement pursuant to which the Company provided Guidepost with certain specified transition services following the closing, including but not limited to certain information technology services. In connection with this agreement, during the year ended December 31, 2010, the Company recorded fees of $58, which were recorded as an offset to general and administrative expenses. The transition services agreement terminated on July 31, 2010. Through December 31, 2012, the Company has recorded a cumulative loss of $387 on the sale of SafirRosetti, pursuant to the following:

Cash selling price	$3,500
Note receivable, net	1,670
Contingent cash consideration received	1,284
Total consideration from sale	6,454
Less: expenses of sale	(180)
Net proceeds from sale	6,274
Less: net book value of assets sold to buyer or written off in connection with the sale	(6,661)
Net (loss) on the sale of SafirRosetti	$(387)

During the years ended December 31, 2012, 2011 and 2010, the Company recognized gain (loss) of $150, $732 and ($1,269), respectively, on the sale of SafirRosetti.

Sale of Preparedness Services

On July 16, 2010, pursuant to the Board of Directors’ approval on May 6, 2010, and the Company’s stockholders’ approval on July 15, 2010, the Sellers completed the sale of all assets used in Preparedness Services in accordance with an asset purchase agreement dated May 13, 2010 (the “Preparedness Services Purchase Agreement”), by and among the Sellers and Witt Group Holdings, LLC, (“Witt Holdings”), of which certain of our former officers are principals.

Preparedness Services developed and implemented crisis management and emergency response plans for disaster mitigation, continuity of operations and other emergency management issues for governments, corporations and individuals, and reported the results of its operations in the Company’s Preparedness Services reporting segment.

Pursuant to the terms of the Preparedness Services Purchase Agreement, the Sellers sold Preparedness Services to Witt Holdings for aggregate consideration of (i) $10,006 in cash, of which $1,000 was initially held in escrow and then released to the Company in full on July 26, 2011, (ii) an earnout payment equal to 40% of any revenues over $15,000 earned during the 12-month period following the closing, which payment may not exceed $12,000, (iii) the assumption of all of the Preparedness Services liabilities, including all termination and severance payments due to James Lee Witt, Mark Merritt, Barry Scanlon and Pate Felts under their respective employment agreements, upon the sale of Preparedness Services, less $286, representing a payment in connection with Witt Holdings’ assumption of the lease for Preparedness Services’ Washington D.C. facility and (iv) a working capital adjustment of $1,652 paid on January 14, 2011.

On February 29, 2012, the Company received $10,000 from Witt Holdings, representing the earnout payment due under the Preparedness Services Purchase Agreement. During the year ended December 31, 2010, the Company recognized $301 of this earnout contingent consideration not yet realized, representing the amount which brought the initial gain recognized to $0.

The Sellers had also agreed to pay Witt Holdings (i) a “true-up” of up to $1,000 based on accounts receivable (other than accounts receivable originating from the State of Louisiana or its agencies) that remain uncollected as of six months following the closing, and (ii) the face amount of any uncollected receivables arising from the bankruptcy or dissolution of any non-governmental entity.  Witt Holdings had agreed upon such “true-up” payment to transfer to the Sellers all rights with respect to such uncollected receivables. On January 28, 2011, Witt Holdings notified the Company that it would not make a claim for either a “true-up” or bankrupt amount as described in (i) or (ii), herein.

Additionally, in connection with the Preparedness Services Purchase Agreement, the Company entered into (i) a license agreement pursuant to which it granted Witt Holdings a world-wide, perpetual, irrevocable, exclusive, royalty free, fully paid-up right and license to use the Company’s software in the field of emergency preparedness and disaster relief recovery, and the Company agreed not to license the Preparedness Services application of software to any other business in such field, and (ii) a transition service agreement pursuant to which the Company provided Witt Holdings with certain specified transition services following the closing, including but not limited to certain information technology services. In connection with this agreement, during the year ended December 31, 2010, the Company recorded fees of $72, which were recorded as an offset to general and administrative expenses. The transition services agreement terminated on September 30, 2010.

During the year ended December 31, 2011, the Company recognized additional contingent consideration of $167 in connection with certain working capital items.

During the year ended December 31, 2012, the Company incurred legal expenses, which were recorded as an offset to the gain on sale, for its defense and settlement costs in the aggregate amount of $99, in connection with asserted litigation related to the former operations of Preparedness Services. This litigation was settled on June 13, 2012.

Through December 31, 2012, the Company has recorded a cumulative gain of $9,767 on the sale of Preparedness Services, pursuant to the following:

Cash selling price	$10,006
Working capital adjustment	1,652
Contingent cash consideration recognized	10,067
Liabilities assumed by purchaser	3,225
Gross proceeds from sale	24,950
Less: expenses of sale	(1,153)
Net proceeds from sale	23,797
Less: net book value of assets sold to buyer or written off in connection with the sale	(14,030)
Net gain on the sale of Preparedness Services	$9,767

During the years ended December 31, 2012, 2011 and 2010, the Company recognized gain of $9,600, $167 and $0, respectively, on the sale of Preparedness Services.

Sale of Fraud and SIU Services

On July 20, 2010, pursuant to the Board of Directors’ approval on June 10, 2010, the Sellers completed the sale of all assets used in Fraud and SIU Services in accordance with an asset purchase agreement dated June 11, 2010 (the “Fraud and SIU Services Purchase Agreement”), by and among the Sellers and GlobalOptions Services, Inc., a non-related third party (“Global Services”), of which a number of the Company’s former officers are principals.

Fraud and SIU Services provided investigative surveillance, anti-fraud solutions and business intelligence services to the insurance industry, law firms and multinational organizations, and reported the results of its operations in the Company’s Fraud and SIU Services reporting segment.

Pursuant to the terms of the Fraud and SIU Services Purchase Agreement, the Sellers sold Fraud and SIU Services to Global Services for aggregate consideration of (i) $8,340 in cash at closing, inclusive of $34 for an estimated adjustment for working capital and $56 for the purchase real estate lease deposits, of which $825 was initially held in escrow and then released to the Company in full on August 1, 2011, (ii) an additional final post-closing working capital adjustment of $275 which the Sellers received on December 30, 2010, and (iii) the assumption of substantially all of the liabilities of Fraud and SIU Services aggregating $2,978.

In connection with Fraud and SIU Services being classified as held for sale, during the three months ended June 30, 2010, the Company recorded a charge to discontinued operations of $4,475 to write down the carrying value of the assets of Fraud and SIU Services to fair value.

In connection with the Fraud and SIU Services Purchase Agreement, the Sellers and Global Services entered into (i) certain license agreements pursuant to which the Sellers granted Global Services worldwide, perpetual, irrevocable, exclusive, royalty-free, fully paid-up rights and licenses to certain of the Seller’s intellectual property, including but not limited to the “GlobalOptions” corporate name, logo and websites (all of which Global Services has the right to purchase in the future for nominal consideration), and the Company’s Rapid Data Module and Rapid Video Module software and related source materials that are embedded within the GlobalTrak system for the Fraud and SIU Services business only,  and (ii) transition service agreement pursuant to which the Sellers and Global Services will provide each other with certain transition services following the closing. The Company recorded fees of $0 and $0 in connection with this agreement during the years ended December 31, 2011 and 2010, respectively. The term of such transition services agreement was extended until March 31, 2011 and was then terminated.

During the year ended December 31, 2012, the Company recorded $200 of additional gain on the sale of Fraud and SIU Services related to the release of reserves no longer required for a working capital item.

Through December 31, 2012 the Company has recorded a cumulative loss of $20 on the sale of Fraud and SIU Services, pursuant to the following:

Cash selling price	$8,615
Liabilities assumed by purchaser	2,978
Contingent cash consideration received	107
Gross proceeds from sale	11,700
Less: expenses of sale	(829)
Net proceeds from sale	10,871
Less: net book value of assets sold to buyer or written off in connection with the sale	(10,891)
Net loss on the sale of Fraud and SIU Services	$(20)

During the years ended December 31, 2012, 2011 and 2010, the Company recognized gain (loss) of $200, $189 and ($409), respectively from the sale of Fraud and SIU Services.

Sale of Bode

On November 30, 2010, pursuant to the Board of Directors’ approval on August 10, 2010, and the Company’s stockholders’ approval on November 11, 2010, the Sellers completed the sale of the stock of Bode in accordance with a stock purchase agreement dated August 11, 2010 (“Bode Purchase Agreement”) by and among the Sellers, Bode and LSR Acquisition Corp. (which following a corporate reorganization, became SolutionPoint).

Pursuant to the terms of the Bode Purchase Agreement, the Sellers sold the equity securities and stock of Bode, which constitutes the Company’s Forensic DNA Solutions and Products business unit, to SolutionPoint for aggregate consideration of (i) $24,500 in cash, of which $2,450 was initially held in escrow and then released to the Company in full on January 15, 2012, (ii) an earnout payment equal to 30% of any revenues over $27,000 earned by Bode during the 12-month period following the closing of the sale, which payment may not exceed $5,500, (iii) a cash payment of $500 received on December 17, 2010 in connection with SolutionPoint’s tax election under Section 338(h)(10) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) and (iv) $2,286 received on July 28, 2011 for the full satisfaction of the working capital adjustment requirements.

The earnout payment was determined to be $0 based upon revenue information that Solution Point has provided to the Company.

In connection with the Bode Purchase Agreement, the Company entered into a transition service agreement pursuant to which the Company provided Bode with certain specified transition services following the closing, including but not limited to certain information technology services. In connection with this agreement, during the years ended December 31, 2012, 2011 and 2010, the Company recorded fees of $0, $76 and $19, which were recorded as an offset to general and administrative expenses. The transition services agreement terminated on March 31, 2011. During the year ended December 31, 2011 the Company recorded (i) a reduction to the provision for income taxes on the sale of Bode on account of the release of $932 of reserves no longer required, (ii) a working capital adjustment of $94 and (iii) $230 for the release of reserves no longer required.

Through December 31, 2012, the Company has recorded a cumulative gain, net of tax, of $3,060 on the sale of Bode, pursuant to the following:

Cash selling price (of which $2,450 was initially held in escrow)	$25,000
Working capital adjustment	2,286
Liabilities assumed	2,327
Gross proceeds from sale	29,613
Less: expenses of sale	(2,142)
Net proceeds from sale	27,471
Less: net book value of assets sold to buyer or written off in connection with the sale	(24,268)
Gain on the sale of Bode, before tax effect	3,203
Income tax on the sale of Bode, as adjusted	(143)
Gain on the sale of Bode, net of tax	$3,060

During the years ended December 31, 2012, 2011 and 2010, the Company recognized gain of $0, $1,501 and $1,559, respectively from the sale of Bode.

Funds held in escrow related to the sales of business units

On January 20, 2012, the Company received $2,450 from the purchasers of Bode, representing the full release of funds which had been held in escrow related to the sale of Bode.

Results of Discontinued Operations

Results and net income from discontinued operations are as follows, reflecting the results of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode and International Strategies:

	For the years ended December 31,
	2012	2011	2010
Revenues	$-	$-	$64,760
Income from operations	$-	$-	$402
Gain (loss) on disposal, net of tax	$9,950	$2,589	$(119)
Income, before tax	$9,950	$2,612	$329
Income, net of tax	$9,950	$2,612	$840

There were no assets included in discontinued operations as of December 31, 2012 and 2011. Liabilities included in discontinued operations are as follows:

	As of December 31,
Liabilities	2012	2011
Accounts payable	$-	$56
Accrued expenses and other current liabilities	798	1,138
Total liabilities of discontinued operations	$798	$1,194

Accrued expenses and other current liabilities of discontinued operations at December 31, 2012 and 2011 includes $770 and $592, respectively, for amounts that were collected by the Company, on behalf of the buyers of the respective sold business units, through its lockbox prior to year end. These amounts were remitted to buyers promptly after year end.

Accrued Compensation and Related Benefits	12 Months Ended
Dec. 31, 2012
Accrued Compensation and Related Benefits [Abstract]
Accrued Compensation and Related Benefits

6.   Accrued Compensation and Related Benefits

A summary of accrued compensation and related benefits is comprised of the following:

	As of December 31,
	2012	2011
Accrued performance based bonuses	$-	$182
Accrued payroll and commissions	64	57
Accrued employee benefits	1	65
Total	$65	$304

Deferred Compensation	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Deferred Compensation

7.  Deferred Compensation

The Company had established a Deferred Compensation Arrangement for the benefit of its Chief Executive Officer and its Chief Financial Officer (See Note 9 – Commitments and Contingencies - Employment Agreements). The deferred compensation was held in a separate trust account, established by the Company to administer the Deferred Compensation Arrangement. The assets of the trust were subject to the claims of the Company’s creditors in the event that the Company became insolvent. The trust qualified as a grantor trust for income tax purposes (known as a “rabbi trust”). The assets of the trust were valued at $822 as of December 31, 2011, and were included in Restricted Cash Equivalents on the accompanying consolidated balance sheet. The liabilities of the Deferred Compensation Arrangement were valued $821 as of December 31, 2011. On July 31, 2012, the remaining funds held in the rabbi trust under the Deferred Compensation Arrangement were disbursed to the Company’s Chief Financial Officer.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

Significant components of the Company’s net deferred tax assets at December 31, 2012 and 2011 are as follows:

Deferred tax assets:	2012	2011
Net operating loss carryforwards	$3,761	$773
Stock-based compensation	-	73
Property and equipment	17	63
Allowance for doubtful accounts	-	40
Earnout in connection with the sales of business units	-	4,563
Other accruals	52	585
Total gross deferred tax assets	3,830	6,097
Less: valuation allowance	(3,830)	(6,097)
Deferred tax assets, net	$-	$-

As of December 31, 2012 and 2011, the Company had approximately $47,160 and $40,617 of federal and state net operating losses (“NOL”), respectively, available for income tax purposes that may be carried forward to offset future taxable income, if any. The federal carryforwards expire in years 2022 through 2032. The Company conducted a change in ownership study in accordance with Section 382 of the Internal Revenue Code (“IRC”) and determined that its ability to use approximately $37,517 of its federal and state NOL carryforwards generated prior to March, 2011 is subject to an annual limitation. Accordingly, the Company has recorded an accounting impairment of its NOL carryforwards with a reduction of approximately $37,517 for the NOL carryovers it would not be able to utilize prior to their expiration, due to the effect of the annual limitation. This impairment resulted in a reduction of $145 and $14,486 in the NOL deferred tax asset for the years ended December 31, 2012, and 2011, respectively.

The valuation allowances related to the Company’s deferred tax assets decreased by approximately $2,267 (of which the valuation allowance related to continuing operations increased by $1,614 and the valuation allowance related to discontinued operations decreased by $3,881) and $15,265 (of which the valuation allowance related to continuing operations decreased by $15,549 and the valuation allowance related to discontinued operations increased by $284) for the years ended December 31, 2012 and 2011, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the loss from continuing operations is as follows:

	2012	2011	2010
Tax benefit at federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes	(5.0)	(5.0)	(5.0)
Permanent differences:
Stock-based compensation	5.7	7.9	19.5
Compensation	-	-	4.1
Adjustments of deferred tax assets:
True-up adjustment to the net operating loss carry forwards - (for 2011, adjustment principally due to additional proceeds recognized for tax purposes in connection with the earnouts)	(16.0)	62.1	(0.8)
Property and equipment	0.9	1.3	-
Impairment of net operating loss carry forward	4.0	489.7	-
Other	-	3.8	-
Increase (decrease) in valuation allowance	44.4	(525.8)	16.2
Effective income tax rate	- %	-%	-%

During the year ended December 31, 2010, as result of the vesting of restricted stock units and certain other share based payment awards, the ultimate tax deduction realized by the Company at the vesting date was substantially lower than the cumulative compensation expense recorded for financial reporting purposes, which is commonly referred to as a “shortfall”. Accordingly, the effective tax rate reconciliation for the year ended December 31, 2010 includes the effect of derecognizing the gross deferred tax asset and the related valuation allowance associated with the book compensation expense of these vested awards and correspondingly, the set-up of the gross deferred tax asset and the corresponding valuation allowance associated with the final tax deduction.

The Company files a consolidated federal income tax return as well as consolidated or separate company income tax returns in 29 state and 2 local jurisdictions in the United States.  Currently no income tax returns are under examination.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9.  Commitments and Contingencies

Employment Agreements

Harvey W. Schiller, Ph.D.

The Company entered into a three-year employment agreement with Dr. Schiller, its Chairman and Chief Executive Officer, in January 2004.  The agreement was initially amended on December 19, 2006 to extend the term through January 31, 2010; subsequently on August 13, 2009 the term was extended through January 31, 2011 and on January 31, 2010 pursuant to its terms was extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Dr. Schiller to induce him to remain with the Company to ensure continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee of the Board determined would result from the completion of the sale of Preparedness Services. On December 14, 2010 and again on December 12, 2011 and March 31, 2012, the Company further modified its agreement with Dr. Schiller, principally, to extend the term of Dr. Schiller’s employment with the Company through April 30, 2012, then to July 31, 2012, and then to December 31, 2012 (See Schiller amendment below). Pursuant to the terms of the modified employment agreement which expired on December 31, 2012, Dr. Schiller had the right to terminate his employment agreement if a “change of control” event occurred prior to the end of the term of his employment agreement. A change of control event could have occurred if more than fifty percent of the combined voting power of the outstanding securities of the Company had changed.

The sale of Preparedness Services was completed on July 16, 2010.  As a result of this sale, the Company’s employment agreement with Dr. Schiller, as modified (the “Schiller Employment Agreement”), provided that Dr. Schiller will continue to serve as the Company’s Chairman and Chief Executive Officer, and devote the necessary working time and efforts, but less than substantially all of his working time and efforts to the business of GlobalOptions Group.  The Schiller Employment Agreement provided for a base salary of $180 per annum, plus certain living expenses through December 31, 2010 and then reduced to $150 per annum through July 31, 2012.  In addition to his base salary, in December 2010, Dr. Schiller was awarded a cash bonus of $150 and Dr. Schiller became eligible for a discretionary cash bonus on or before the end of the term.

Additionally, pursuant to the terms of the Schiller Employment Agreement, upon the sale of Preparedness Services, 268,750 shares of restricted stock granted under the 2006 Executive Compensation Performance Bonus Plan (the “Performance Bonus Plan”) and 31,912 restricted stock units (“RSUs”) held by Dr. Schiller became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the date of the sale of Preparedness Services, $270 was paid on August 13, 2010 and $230 was paid on March 16, 2011.  In addition, $1,685 was paid into a “rabbi trust” on August 20, 2010 and was disbursed to Dr. Schiller on July 6, 2011, a date which was six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which includes a point in time when Dr. Schiller works part-time) representing: (i) salary that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) the target cash bonus for the period January 1, 2011 through January 31, 2012; and (iii) cash in lieu of additional shares of stock, for the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Dr. Schiller. The Compensation Committee determined that December 31, 2010 was the date of such separation of service for purposes of Section 409A of the Internal Revenue Code.

 Dr. Schiller elected to have 113,650 shares, valued at $225, withheld in satisfaction of his tax obligation in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

On March 26, 2012, the Company entered into an amendment (the “Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Schiller Amendment further provided that Dr. Schiller’s base salary shall be increased from $150 per annum to $180 per annum, and provided that, as an inducement to Dr. Schiller to enter into the Schiller Amendment, the Company granted Dr. Schiller an option for the purchase of 125,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vested six months after the grant date with a five year term. The Schiller Amendment further provided that, should the Company have merged or acquired an operating company before December 31, 2012, the Company would have been required to pay to Dr. Schiller as severance a sum equal to 12 months of his part-time base salary ($15 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Dr. Schiller’s employment with the Company was terminated. The Schiller Amendment further provided that the Company shall reimburse Dr. Schiller for certain professional fees for accounting and legal services relating to the preparation and execution of the Schiller Amendment. The Schiller Employment Agreement, as amended, expired on December 31, 2012. Dr. Schiller continues to be employed as the Company’s Chairman and Chief Executive Officer and receives compensation consistent with that which he had been receiving at the termination of the Schiller Amendment.

Jeffrey O. Nyweide

Effective as of August 1, 2007, Mr. Nyweide and the Company terminated his consulting agreement and entered into an employment agreement providing for Mr. Nyweide’s service as the Company’s Chief Financial Officer, Executive Vice President—Corporate Development, Treasurer and Secretary, reporting to the Chairman of the Board.  The employment agreement, which had an initial term through January 31, 2010, was amended on August 13, 2009 to extend its term through January 31, 2011, and pursuant to its terms, on January 31, 2010, was further extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Mr. Nyweide to induce him to remain with the Company to ensure the continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee determined would result from the sale of Preparedness Services. On December 14, 2010, the Company further modified its agreement with Mr. Nyweide to extend the term of his employment agreement to July 31, 2012 and then on March 31, 2012 to December 31, 2012 (see Nyweide Amendment, below) Pursuant to the terms of the modified employment agreement, which expired on December 31, 2012, Mr. Nyweide had the right to terminate his employment agreement if a “change of control” event had occurred prior to the end of the term of his employment agreement. A change of control event could have occurred if more than fifty percent of the combined voting power of the outstanding securities of the Company changed.

The sale of Preparedness Services was completed on July 16, 2010. As a result of this sale, the Company’s employment agreement with Mr. Nyweide, as modified (the “Nyweide Employment Agreement”), provided that Mr. Nyweide will continue to serve as its Chief Financial Officer and Executive Vice President. Mr. Nyweide received a base salary of $375 per annum for the first eighteen month period of such term and a reduced base salary of $180 per annum for the remaining six months, during which period Mr. Nyweide’s responsibilities were intended to be reduced.  In addition to his base salary, Mr. Nyweide earned a performance bonus of $150 in connection with the sale of Preparedness Services ($75 paid on August 11, 2010 and the remainder paid on October 15, 2010), on November 30, 2010, Mr. Nyweide earned a performance bonus of $250 in connection with the sale of Bode ($125 paid on December 10, 2010 and the remainder paid on January 5, 2012.

Additionally, pursuant to the terms of the Nyweide Employment Agreement, upon the sale of Preparedness Services, 201,813 shares of restricted stock granted under the Performance Bonus Plan and 14,093 RSUs held by Mr. Nyweide became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the sale of Preparedness Services, $202 was paid on August 13, 2010, and the remaining $173 was paid in March 2011.  In addition, $821 was paid into a “rabbi trust” on August 23, 2010 to be disbursed to Mr. Nyweide six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which may include a point in time when Mr. Nyweide works part-time), representing: (i) 50% of the salary and 100% of benefits, including a housing allowance, that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) 50% of the target cash bonus for the period January 1, 2011 through January 31, 2012 ; and (iii) cash in lieu of additional shares of stock for 50% of the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Mr. Nyweide. The Compensation Committee determined that January 31, 2012 was the date of such separation of service for purposes of Section 409A of the Internal Revenue Code, and the amount held in the rabbi trust was disbursed to Mr. Nyweide on July 31, 2012.

 Mr. Nyweide elected to have 72,977 shares, valued at $144, withheld in satisfaction of his tax obligations in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

On March 26, 2012, the Company entered into an amendment (the “Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Nyweide Amendment further provided that, for the period March 1, 2012 through December 31, 2012, the Company paid to Mr. Nyweide a base salary of approximately $31 per month as a full time employee. The Nyweide Amendment provided that, as an inducement to Mr. Nyweide to enter into the Nyweide Amendment, the Company granted Mr. Nyweide an option for the purchase of 75,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vested six months after the grant date with a five year term. The Nyweide Amendment further provided that, should the Company have merged or acquired an operating company before December 31, 2012, the Company would have been required to pay to Mr. Nyweide as severance a sum equal to 12 months compensation at $15 per month, plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide’s employment with the Company is terminated (the “Nyweide Severance Payment”). The Nyweide Amendment further provides that the Severance Payment would have been reduced by an amount equal to $15 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provided that the Company reimburse Mr. Nyweide for certain professional fees for accounting and legal services relating to the preparation and execution of the Nyweide Amendment. The Nyweide Employment Agreement as amended, expired on December 31, 2012. Mr. Nyweide continues to be employed as the Company’s Chief Financial Officer, Executive Vice President—Corporate Development, Treasurer and Secretary and receives compensation consistent with that which he had been receiving at the termination of the Nyweide Amendment.

 Consulting Agreement

On March 26, 2012, the Company entered into a non-exclusive agreement with a financial advisor, for services related to identifying and evaluating potential acquisition candidates, and to the raising of additional private investments on public entity (“PIPE”) financing. The agreement may be terminated by either party upon thirty (30) days prior written notice. The Company will not be obligated to pay a fee to the financial advisor with respect to an acquisition or financing transaction, unless such a transaction is introduced by the financial advisor and is completed. Fees payable under the agreement apply to qualified transactions consummated within one year following the termination of the agreement.

Operating Leases

Effective October 31, 2011, the Company entered into a new lease agreement for office space in New York, New York. Under this agreement, which expires on June 30, 2015, the Company may terminate the agreement at any time, with 90 days advance notice. Effective January 1, 2013, the Company entered into a modification of the lease agreement, reducing the monthly rent to $5 from $12. Future non-cancellable obligations under this agreement are $15.

Rent expense charged to continuing operations amounted to approximately $144, $178 and $198 for the years ended December 31, 2012, 2011 and 2010, respectively.

Litigation, Claims and Assessments

On April 22, 2010 a case was filed against the Company stating that the Company conspired to divert work from the plaintiff. The claims were for $2,400 in this case. This litigation was settled on June 13, 2012 for a cash payment of $23.

On October 2, 2010, the Company, along with others, was notified that it was a defendant in a lawsuit filed by a third party for alleged conversion of assets, tortuous interference and defamation, among other claims. The suit asked for actual and punitive damages totaling $4,200,000. On November 2, 2011, the plaintiffs in this case moved to dismiss the Company from this lawsuit, and the lawsuit was dismissed.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity

10.   Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 100,000,000 shares of common stock. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. The holders of common stock have no preemptive, subscription, redemption or conversion rights.

The Company is authorized to issue 15,000,000 of preferred stock, of which 100,000 shares have been designated as Series D convertible preferred stock, and 20,000 shares have been designated as Series A junior participating preferred stock. Shares previously issued for other classes of preferred stock, for which shares are no longer outstanding, have been canceled and returned to undesignated preferred stock that is available for future issuance.

Common Stock Issued

During the years ended December 31, 2011 and 2010, the Company issued 5,557 and 155,561 shares of its common stock, respectively, pursuant to the vesting of RSUs under the Incentive Plan.  Of the 155,561 shares issued during the year ended December 31, 2010, 63,825 and 28,187 shares were issued to the Chief Executive Officer and Chief Financial Officer, respectively.  The Chief Executive Office and Chief Financial Officer elected to have the Company withhold 24,126 and 9,528 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of these RSUs.  Such withheld shares valued at $49 and $20, respectively are reflected as treasury shares in the Company’s books and records.

During the year ended December 31, 2010, the Company issued 26,309 shares of its common stock valued at $45 to Lippert/Heilshorn and Associates for services rendered during 2010.

During the years ended December 2012, 2011 and 2010, the Company issued 4,998, 325,003 and 151,250 shares of its common stock and realized proceeds of $8, $584 and $273, respectively, in connection with the exercise of stock options. During the year ended December 31, 2010, the Company issued 31,289 shares of its common stock under the Amended and Restated 2006 Employee Stock Purchase Plan (the “Stock Purchase Plan”).  The Company realized proceeds of $45 and recognized stock based compensation of $16 in connection with the issuance of these shares. No shares were issued under the Stock Purchase Plan during 2011 or 2012.

Recovery of Stockholder Short Swing Profit

In February, 2012, the Company was notified by a stockholder that the stockholder had generated short swing profits under the provisions of Section 16(b) of the Exchange Act on its purchases and sales of shares of the Company’s common stock. During the years ended December 31, 2012 and 2011, stockholders made payments to the Company of $15 and $2, respectively, representing the disgorgement of short swing profits. These amounts were recorded as additional paid-in capital.

Restricted Stock Issued Under Performance Based Executive Bonus Plan

On December 19, 2006, the Company awarded 100,000 and 75,000 shares of unvested restricted stock to its Chief Executive Officer and Chief Financial Officer, respectively, in connection with the extension of their respective employment and consulting agreements. On July 24, 2008, the Company awarded an additional 250,000 and 187,500 shares of unvested restricted stock to its Chief Executive Officer and Chief Financial Officer, respectively, in connection with the Performance Bonus Plan.

As a result of the sale of Preparedness,  the remaining 268,750 and 201,813 unvested shares held by Dr. Schiller and Mr. Nyweide, respectively, were no longer subject to forfeiture, and 31,912 and 14,094 RSUs became vested, respectively.  Dr. Schiller and Mr. Nyweide elected to have the Company withhold 101,588 and 68,212 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of their restricted stock and 12,063 and 4,764 Shares, respectively, in satisfaction of their tax obligations in connection with the vesting of their RSUs.  Such withheld shares, valued at $225 and $145, respectively, are reflected as treasury shares in the Company’s books and records.  As of September 30, 2010, Dr. Schiller and Mr. Nyweide had no more non-vested shares of restricted stock.  (See Note 9 – Commitments and Contingencies – Employment Agreements, for additional discussion regarding these shares.)

Repurchase of Common Stock

On October 28, 2010, the Company’s board of directors authorized the repurchase of up to $3,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company deemed appropriate. This program terminated when the Company announced a partial tender offer (the “2010 Tender Offer’ – see below.) During the year ended December 31, 2010, the Company purchased 16,627 shares of its common stock through this common stock buyback program, to be held in treasury, at an aggregate cost of $39.

On February 7, 2011, the Company’s board of directors authorized the repurchase of up to $3,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company deemed appropriate.   This program terminated when the Company announced its 2011 tender offer (see below).  No shares were repurchased under this program.

On July 21, 2011, the Company’s board of directors approved a new program (the “Stock Repurchase Program”) to repurchase shares of the Company’s common stock.  The Stock Repurchase Program was established on August 4, 2011 with the authorization to repurchase up to $1,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company shall deem appropriate. On December 14, 2011, the Company’s board of directors increased the authorization under this program to repurchase a total of $2,000 of the Company’s common stock.  During the years ended December 31, 2012 and 2011, 1,943 and 8,674 shares were repurchased under this program and held in treasury, at an aggregate cost of $5 and $21, respectively.

Tender Offers

 On December 1, 2010, the Company commenced the 2010 Tender Offer for the purchase of up to 10,000,000 shares of its common stock at a price of $2.40 per share, net to the seller in cash, without interest. The tender offer expired on December 29, 2010. During the year ended December 31, 2010, the Company purchased and canceled 1,119,978 shares of common stock at an aggregate cost of $2,688.

On April 27, 2011 the Company commenced a partial tender offer to purchase up to 7,500,000 shares of its common stock at a price of $2.60 per share, net to the seller in cash, without interest (the “2011 Tender Offer”.)  The 2011 Tender Offer expired on May 25, 2011.  In connection with the 2011 Tender Offer, the Company purchased and canceled 7,500,000 shares of common stock at an aggregate cost of $19,650, including expenses of $152 related to the 2011 Tender Offer, offset by $2 of proceeds received from a major stockholder representing the disgorgement of a short swing profit on its sale of the Company’s stock.

Stockholder Rights Plan

On September 7, 2010, the Company entered into a stockholder rights plan, dated as of September 7, 2010 (the “Rights Agreement”), with Continental Transfer & Trust Company (“Continental”), as rights agent.

On September 7, 2010, in connection with the Company’s entry into the Rights Agreement, the Board of Directors authorized the issuance of one right (a “Right”) to purchase one one-thousandth of a share of the Company’s Series A Junior Participating Preferred Stock, par value $0.001 per share (“Series A Preferred Stock”), at a purchase price of $4.10 (as may be adjusted from time to time as provided in the Rights Agreement) for each share of the Company’s outstanding common stock to stockholders of record as of the close of business on September 17, 2010. The Rights will expire on September 7, 2013.

On March 26, 2012, the Company entered into a First Amendment to Rights Agreement (the “First Amendment”) with Continental Stock Transfer and Trust Company (“Continental”), as rights agent, to amend the definition of “Acquiring Person” contained in Section 1 of the Rights Agreement to lower the threshold for qualifying as an Acquiring Person to Beneficial Ownership, alone or together with all Affiliates and Associates of such Person, of more than 10% of the Common Shares then outstanding, and to make other conforming changes (each of Person, Affiliates, Associates, Beneficial Ownership and Common Shares as defined in the Rights Agreement).

Limited Waiver of Rights Agreement and Stockholder Support Agreement

On October 27, 2010, the Company waived the provisions of the Rights Agreement for a certain large stockholder (the “Stockholder”) of the Company (the “Stockholder Exemption”). On the close of business as of that day, the Stockholder owned an aggregate of 5,766,324 shares of the Company’s stock, or approximately 40% of the common stock outstanding. In connection with this purchase, the Company entered into a support agreement with the Stockholder, the principal term of which required the Stockholder to vote in favor of the sale of Bode.

On January 19, 2012, the Company’s board of directors adopted a resolution to: (i) withdraw the Stockholder Exemption granted to the Stockholder on October 27, 2010 pursuant to the terms of Rights Agreement, dated September 7, 2010 and (ii) supersede the Stockholder Exemption with a new exemption (the “New Stockholder Exemption”) for a new stockholder (the “New Stockholder”), as described below.

The New Stockholder Exemption provided that the New Stockholder shall not be deemed an “Acquiring Person” for the purposes of the Rights Agreement unless and until either of the following occurs at any time after January 19, 2012: (i) the New Stockholder acquires beneficial ownership of an additional one percent (1%) or more of the then outstanding shares of common stock of the Company, other than as a result of a stock dividend, stock split or similar transaction effected by the Company in which all holders of common stock are treated equally, or (ii) any other Person (as defined under the Rights Agreement) who is the beneficial owner of shares of common stock of the Company representing one percent (1%) or more of the then outstanding shares of common stock of the Company becomes an Affiliate or Associate of the New Stockholder.

On March 27, 2012, the Company entered into a support agreement (the “Genesis Support Agreement”) with Genesis Capital Advisors LLC, a Delaware limited liability company, Genesis Opportunity Fund, L.P., a Delaware limited partnership, and Genesis Asset Opportunity Fund, L.P., a Delaware limited partnership (collectively, the “2012 Stockholder”). Pursuant to the Genesis Support Agreement, the 2012 Stockholder agreed to vote all of the shares of the Company’s common voting stock owned by the 2012 Stockholder in favor of the election of all director nominees recommended by the Board at the Company’s 2012 Annual Meeting (the “Annual Meeting”).

The Genesis Support Agreement also provided that, as a condition to the 2012 Stockholder’s obligations thereunder, the Board would adopt certain resolutions providing that (i) the Stockholder, together with its affiliates, will not be deemed to be an “Acquiring Person” for the purposes of that certain Rights Agreement, dated as of September 7, 2010, as amended (such amendment is described below) (the “Rights Agreement”), by and between the Company and Continental, as rights agent, unless and until the 2012 Stockholder becomes the “Beneficial Owner” (as defined under the Rights Agreement) of more than 35% of the Company’s outstanding common stock, and (ii) that the Board approve, solely for the purposes of Section 203 of the Delaware General Corporation Law, the acquisition of additional shares of the Company’s common stock by the 2012 Stockholder. The Genesis Support Agreement also provides that if at any time the 2012 Stockholder beneficially owns less than 25% of the Company’s common stock and then at any time it increases its beneficial ownership over 25% it would be deemed an “Acquiring Person” and if at any time the 2012 Stockholder beneficially owns less than 10% of the Company’s common stock then at any time it increases its beneficial ownership over 10% it would be deemed an “Acquiring Person”.

Pursuant to its obligations under the Genesis Support Agreement and as a further inducement for the 2012 Stockholder to enter into the Genesis Support Agreement, the Company, concurrently with the execution of the Genesis Support Agreement, entered into a Registration Rights Agreement with the 2012 Stockholder pursuant to which the Company agreed to register the resale of the shares of the Company’s common stock owned by the 2012 Stockholder (See Note 10 – Stockholder’s Equity - Registration Rights Agreement, below).

Pursuant to the Genesis Support Agreement, the Board expanded its size to a total of six (6) members and appointed two designees of the 2012 Stockholder (the “Stockholder Designees”) to serve as directors on the Board. The Board is further obligated to nominate and recommend the election of the Stockholder Designees, and to solicit proxies to such effect. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 22% of the common stock of the Company, the 2012 Stockholder shall only retain authority to appoint one Stockholder Designee to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of more than one Stockholder Designee and shall not be obligated to solicit proxies or otherwise promote the election to the Board of such Stockholder Designee. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 10% of the common stock of the Company, the 2012 Stockholder shall retain no authority to appoint any Stockholder Designees to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of any of the Stockholder Designees and shall not be obligated to solicit proxies or otherwise promote the election to the Board of any Stockholder Designee. Additionally, the 2012 Stockholder agreed to certain standstill restrictions, effective as of the date of the Genesis Support Agreement and expiring on the earlier of 18 months following the execution of the Genesis Support Agreement or the consummation of a change of control of the Company and certain restrictions on transfer of certain of the shares owned by them.

Series A Junior Participating Preferred Stock

On September 7, 2010, the Company filed a certificate of designation with the State of Delaware authorizing the designation of a total of 20,000 shares of Series A Preferred Stock.

Voting Rights

No voting rights shall attach to the Series A Preferred Stock.

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, no distribution shall be made to the holders of any shares of stock ranking junior (either as to dividends or upon liquidation, dissolution or winding up) to the Series A Preferred Stock.

Dividends

Subject to the superior rights of the holders of shares of any other series of preferred stock or other class of capital stock of the Company ranking superior to the shares of Series A Preferred Stock with respect to dividends, the holders of shares of Series A Preferred Stock shall be entitled to receive, when, as and if declared by the Board of Directors, out of the assets of the Company legally available therefor, dividends payable in cash on the payment date for each cash dividend declared on the shares of common stock of the Company in an amount per whole share (rounded to the nearest cent) equal to the formula then in effect (as described in the Series A preferred stock certificate designations) times the cash dividends then to be paid on each share of common stock.

Registration Rights Agreement

Pursuant to its obligation under the Genesis Support Agreement, on March 27, 2012, the Company entered into a Registration Rights Agreement with the 2012 Stockholder (the “Registration Rights Agreement”), pursuant to which the Company agreed to register for resale the shares of common stock held by the 2012 Stockholder by no later than April 30, 2012. The Registration Rights Agreement further obligates the Company to use commercially reasonable efforts to cause any registration statement filed pursuant to the Registration Rights Agreement to be declared effective within 150 days following the date of the Registration Rights Agreement, and to remain effective under the Securities Act until the earlier of (i) such time as all of the 2012 Stockholders’ shares of the Company’s common stock registered by any such registration statement have been sold, or (ii) three years from the effective date of the Agreement. Pursuant to such Registration Rights Agreement, on April 17, 2012, the Company filed a registration statement with the Securities and Exchange Commission on Form S-1 to register 3,311,086 shares for resale, including the shares required to be registered pursuant to the Registration Right Agreement. The Securities and Exchange Commission declared the registration effective on June 13, 2012.

The Registration Rights Agreement obligates the Company to bear all fees and expenses incident to the performance of and compliance with its obligations under the Registration Rights Agreement regardless of whether or not any securities are sold pursuant to any registration statement filed pursuant to the Registration Rights Agreement. The Company is obligated to indemnify, defend and hold harmless any stockholder or affiliates, directors or employees thereof, for losses, claims, damages, liabilities and costs arising from violations of the law or the agreement, or any misstatement or omission of a material fact, perpetrated by the Company relating to any registration statement filed pursuant to the Registration Agreement. The 2012 Stockholder is obligated to indemnify, defend and hold harmless the Company and its directors, employees and agents for losses arising from any misstatement or omission of a material fact perpetrated by the Stockholder relating to any registration statement filed pursuant to the Registration Rights Agreement.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Based Compensation

11. Stock Based Compensation

On July 24, 2008, at the Company’s 2008 Annual Meeting of Stockholders (the “2008 Annual Meeting”), stockholders approved the Amended and Restated 2006 Long-Term Incentive Plan (the “Incentive Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Long-Term Incentive Plan. The Incentive Plan provides for the issuance of up to 3,000,000 shares of the Company’s common stock. The Compensation Committee has the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 625,000 shares of the Company’s common stock to any individual during any calendar year.

As of December 31, 2012, 1,407,342 shares of common stock remain eligible to be issued under the Incentive Plan.

At the 2008 Annual Meeting, stockholders approved the Amended and Restated Employee Stock Purchase Plan (the “Stock Purchase Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Employee Stock Purchase Plan. The Stock Purchase Plan permits eligible employees of the Company to automatically purchase at the end of each month at a discounted price, a certain number of shares of the Company’s common stock by having the effective purchase price of such shares withheld from their base pay. The Stock Purchase Plan provides for the issuance of up to 2,000,000 shares of the Company’s common stock, increased from 250,000 under the Company’s original 2006 Employee Stock Purchase Plan. On August 20, 2008, the Company filed a registration statement on Form S-8 under the Securities Act covering 1,750,000 shares reserved for issuance under the Stock Purchase Plan.

As of December 31, 2012, 1,877,612 shares of common stock remain unissued under the Stock Purchase Plan.

Equity instruments issued to employees are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  Stock based compensation for employees and directors was approximately $323, $12, and $2,141 for the years ended December 31, 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, respectively, stock based compensation for employees of $0, $0 and $205 was reflected in selling and marketing expenses, and $323, $12 and $1,936 respectively, was reflected in general and administrative expenses.

Equity instruments issued to non-employees are recorded at their fair value on the grant date. The non-vested portions of the award are adjusted based on market value on a quarterly basis and the adjusted value of the award is amortized over the expected service period.  Stock based compensation for non-employees was approximately $0, $0 and $184 for the years ended December 31, 2012, 2011 and 2010, respectively and was reflected in general and administrative expenses.

The following table summarizes total stock based compensation costs for the years ended December 31, 2012, 2011 and 2010.

For the Year Ended December 31, 2012
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$323	$323
Total	$-	$323	$323

For the Year Ended December 31, 2011
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$13	$13
Total	$-	$13	$13

For the Year Ended December 31, 2010
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$132	$82	$214
RSUs	7	575	582
Stock issued to consultants for services	45	-	45
Stock purchase plan	-	16	16
Vesting of restricted shares under performance based executive bonus award	-	1,468	1,468
Total	$184	$2,141	$2,325

Stock Options

The fair value of each option grant during the years ended December 31, 2012 and 2010 was estimated on the date of grant using the Black-Scholes option pricing model. No stock options were granted during the year ended December 31, 2011. The weighted average of the assumptions used to compute the grant date value of the options granted during the years ended December 31, 2012 and 2010 were as follows:

	For the Years Ended December 31,
	2012	2010
Dividend yield	0%	0%
Expected volatility	87.9%	103.2%
Risk-free interest rate	1.13%	2.69%
Expected lives	3.0 years	3.0 years

The expected life of options granted was calculated using the simplified method set out in SEC Staff Accounting Bulletin No. 110 using the vesting term of 3 years and the contractual term of 5 years. The simplified method defines the expected life as the average of the contractual term and the vesting period.

The weighted average fair value of the options on the date of grant, using the fair value based methodology for years ended December 31, 2012 and 2010 was $1.61 and $1.06 per share, respectively.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 75,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to three members of the Board of Directors. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. In the aggregate, these options have a fair value of approximately $80 utilizing the Black-Scholes option pricing model and the following assumptions: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 100,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to certain members of its advisory boards in exchange for their advisory services to the Company. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. The options have a grant date value of approximately $106 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

On March 16, 2012, the Company granted, in the aggregate, options for the purchase of 200,000 shares of its common stock at an exercise price of $3.05 per share, under the Incentive Plan, to two executives of the Company. The options have a term of five years and were vested on September 16, 2012. These options have an aggregate grant date fair value of approximately $323 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years; volatility of 87.9%, dividends of 0%; and a risk free interest rate of 1.13%.

At December 31, 2012, 2011 and 2010 the unamortized fair value of employee stock options outstanding was approximately $0, $1 and $29, respectively. For the years ended December 31, 2012, 2011 and 2010 costs of approximately $323, $13 and $82 respectively, were recognized in connection with the vesting of these employee stock options.

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2012, 2011 and 2010, respectively, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Intrinsic Value
Options outstanding at January 1, 2010	967,781	$2.57
Granted	175,000	$1.65
Exercised	(151,250)	$1.80
Forfeited	(426,373)	$2.38
Options outstanding at December 31, 2010	565,158	$2.64
Granted	-
Exercised	325,003	$1.80
Forfeited	175,157	$3.58
Options outstanding at December 31, 2011	64,998	$4.28
Granted	200,000	$3.05
Exercised	(4,998)	$1.70
Forfeited	(60,000)	$4.50
Options outstanding at December 31, 2012	200,000	$3.05	4.2 years	$-
Exercisable, December 31, 2012	200,000	$3.05	4.2 years	$-
Options vested during the year ended December 31, 2012	204,998	$3.02

Restricted Stock Units (“RSUs”)

On May 28, 2008, the Company issued an offer to holders of outstanding stock options issued prior to January 1, 2008 (“Eligible Options”), to exchange their Eligible Options for RSUs on a 3 for 1 basis. Each RSU represented one share of the Company’s common stock to be issued in the future, based on certain time-based vesting requirements. The offer expired on June 25, 2008. As result of this offer, on June 26, 2008, 1,105,188 stock options were accepted for exchange and cancellation, and the Company issued 368,475 RSUs with a grant date fair value of $2.12 per share to participants in the offer. The grant date fair value of the restricted stock units was determined by using the closing price of the Company’s common stock on the day immediately preceding the grant date.

All of the Company’s executive officers and directors participated in the exchange offer, and as a group, accounted for approximately 78% of the stock options exchanged and cancelled and RSUs issued in the offer.

The excess of the aggregate grant date fair value of the RSUs of $781 over the fair value of the stock options canceled of $672 was added to the unamortized value of the options canceled on May 28, 2008, which amounted to $2,863 and was amortized over the vesting period of the RSUs.

RSUs held by executive officers and directors vested ratably on each of the first, second and third anniversaries of the grant date. RSUs held by all other employees and consultants vested ratably on the first and second anniversaries of the grant date. As of December 31, 2012, all RSU’s were fully vested.

At December 31, 2012, there are no unamortized expenses remaining related to the value of RSUs. For the years ended December 31, 2012, 2011 and 2010, a cost of $0, $0 and $582, respectively, was recognized in connection with the vesting of these employee RSUs.

A summary of the activity related to RSUs for the years ended December 31, 2011 and 2010 are presented below:

	Total	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2010	228,819
RSUs vested	(155,561)
RSUs forfeited	(64,433)
Nonvested at December 31, 2010	8,825
RSUs vested	(5,557)
RSUs forfeited	(3,268)
Nonvested at December 31, 2011	-	$-

Stock Purchase Plan

The Stock Purchase Plan was established for eligible employees to purchase shares of the Company’s common stock on a monthly basis at 85% of the lower of the market value of the Company’s common stock on the first or last business day of each month. Under the Stock Purchase Plan, employees may authorize the Company to withhold up to 15% of their compensation during any monthly offering period for common stock purchases, subject to certain limitations. The Stock Purchase Plan was implemented during July 2008 and is qualified under Section 423 of the Internal Revenue Code. For the year ended December 31, 2010, 31,289 shares were issued under the Stock Purchase Plan, resulting in total proceeds of $45. Stock based compensation recognized in connection with the issuance of these shares was $16 for the year ended December 31, 2010. There were no shares issued for the years ended December 31, 2012 or 2011 related to the Stock Purchase Plan.

Restricted Stock Issued Under Performance Based Executive Bonus Plan

On December 19, 2006, the Company awarded 175,000 shares of restricted stock to two senior officers under the terms of the renewal of their respective employment and consulting agreements.

On July 24, 2008 the Company awarded 250,000 and 187,500 shares of unvested restricted stock to its Chief Executive Office and Chief Financial Officer, respectively, in connection with the 2006 Executive Compensation Performance Bonus Plan.

During the year ended December 31, 2010, in connection with expected performance under a bonus program for senior executives, stock-based compensation of approximately $1,468 was recognized for the vesting of restricted stock (See Note 9 – Commitments and Contingencies – Employment Agreements, for additional discussion regarding these shares).

Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan

12.  Defined Contribution Plan

The Company has a 401(k) profit sharing plan (the “401(k) Plan”), covering employees who have completed three months of service and meet certain other eligibility requirements. The 401(k) Plan provides for a discretionary matching contribution by the Company, based on employee elective deferrals, determined each payroll period. The 401(k) Plan also provides for an employer discretionary profit sharing contribution. Employees vest at a rate of 25% per year in discretionary employer contributions. The 401(k) Plan expense attributable to continuing operations amounted to approximately $16, $12 and $37 for the years ended December 31, 2012, 2011 and 2010, respectively.

Amendments to Bylaws	12 Months Ended
Dec. 31, 2012
Amendments To Bylaws [Abstract]
Amendments to Bylaws

13. Amendments to Bylaws

On January 19, 2012, the Board approved certain amendments to the Bylaws of the Company, (the “Bylaw Amendments”), which became effective immediately upon its adoption by the Board. The Bylaw Amendments: (i) add certain procedural requirements with respect to stockholder action by written consent in lieu of a meeting, consisting of (a) clarifying provisions related to the record date, (b) requiring that an inspector of election reviews and certifies written consents and (c) providing certain requirements with respect to the dating of written consents; (ii) clarify that the Board has the sole ability to fill vacancies on the Board resulting from removal and newly created directorships resulting from any increase in the authorized number of directors; and (iii) increase the requisite percentage of stockholders required to approve a Bylaw amendment to 75% of the votes entitled to be cast at any annual election of directors from a majority of such votes.

Changes to Board of Directors	12 Months Ended
Dec. 31, 2012
Changes To Board Of Directors [Abstract]
Changes to Board of Directors

14. Changes to Board of Directors

On September 30, 2012, upon the resignation of Mr. Eli Dominitz and Mr. Kenneth Polinsky from the Board of Directors, the Company appointed Mr. Ethan Benovitz and Mr. Daniel Saks to serve on the Board.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Employment Agreements

Harvey W. Schiller, Ph.D.

On March 31, 2012, the Company entered into an amendment (the “2013 Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the 2013 Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended to June 30, 2013, with automatic month to month extensions thereafter until terminated by either the Company or Dr. Schiller with 30 days prior written notice. The 2013 Schiller Amendment further provided that Dr. Schiller’s base salary shall remain at $180 per annum, and that effective March 31, 2013, he shall no longer receive housing benefits which were previously provided pursuant to Dr. Schiller’s amended and restated employment agreement. As an inducement to Dr. Schiller to enter into the 2013 Schiller Amendment, upon the closing of an acquisition or merger, Dr. Schiller shall be paid a fee equal to $300,000, with the fee paid in shares of common stock equal to $300,000 based upon the deal price at the closing of such acquisition or merger (“2013 Schiller Success Fee”). Such shares shall be paid as compensation under the Amended and Restated 2006 Long-term Incentive Plan. Notwithstanding the foregoing, in the event that Dr. Schiller’s employment is terminated without cause or good reason or as a result of his death or disability prior to the end of this extension, Dr. Schiller shall receive the base salary and benefits through the end of the term; provided further that in the event that Dr. Schiller’s employment is terminated without cause or for good reason or as a result of Dr. Schiller’s death or disability and an acquisition or merger is consummated within nine months of the date of termination, then Dr. Schiller shall be entitled to the 2013 Schiller Success Fee.

Jeffrey O. Nyweide

On March 31, 2012, the Company entered into an amendment (the “2013 Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the 2013 Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company was extended to June 30, 2013, with automatic month to month extensions thereafter until terminated by either the Company or Mr. Nyweide with 30 days prior written notice. The 2013 Nyweide Amendment further provided that effective April 1, 2013, Mr. Nyweide’s base salary shall be decreased to $180 annum, payable in advance on the first day of each month and as of such date he shall no longer receive housing benefits, which were previously provided pursuant to Mr. Nyweide’s amended and restated employment agreement.  As an inducement to Mr. Nyweide to enter into the 2013 Nyweide Amendment, upon the closing of an acquisition or merger, Mr. Nyweide shall be paid a fee equal to $250,000, with the fee paid in shares of common stock equal to $250,000 based upon the deal price at the closing of such acquisition or merger (“2013 Nyweide Success Fee”).  Such shares shall be paid as compensation under the Amended and Restated 2006 Long-term Incentive Plan, and Mr. Nyweide may elect to accept such shares on a tax free basis wherein the Company would withhold that number of shares necessary to satisfy Mr. Nyweide’s income tax withholding requirements in connection with this 2013 Nyweide Success Fee. Notwithstanding the foregoing, in the event that Mr. Nyweide’s employment is terminated without cause or good reason or as a result of his death or disability prior to the end of this extension, Mr. Nyweide shall receive the base salary and benefits through the end of the term; provided further that in the event that Mr. Nyweide’s employment is terminated without cause or for good reason or as a result of Mr. Nyweide’s death or disability and an acquisition or merger is consummated within nine months of the date of termination, then Mr. Nyweide shall be entitled to the 2013 Nyweide Success Fee.

Execution of Non-Binding Term Sheet (unaudited)

On April 24, 2013, GlobalOptions Group entered into a non-binding term sheet with a third party with respect to a potential transaction between the Company and such third party (the “Term Sheet”). The Term Sheet includes a binding obligation of the Company which provides that for a period of 90 days following the execution of the Term Sheet, neither the Company nor its officers, directors, members, managers, employees, agents, representatives, subsidiaries, affiliates or other third parties, shall initiate, solicit, entertain, negotiate, accept or discuss, directly or indirectly, any proposal or offer from any person or group of persons other than such third party to acquire all or any significant part of the business and properties, capital stock or capital stock equivalents of the Company, or otherwise engage in a transaction pursuant to which the holders of a majority of the Company’s voting stock immediately prior to such transaction do not hold a majority of the Company’s voting stock immediately following such transaction.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts. Significant estimates and assumptions with regard to continuing operations include the carrying value of escrow amounts due related to the sales of the business units, the carrying value of short-term investments, contingent consideration recognized, accruals related to performance based compensation plans, deferred taxes and related valuation allowances, and valuation of equity instruments. The significant estimate and assumption related to discontinued operations related principally to the accruals for discontinued operations.  The Company’s management monitors its risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash: The Company maintains its cash with high credit quality financial institutions. At times, cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of December 31, 2012, substantially all of the Company’s funds are held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash Equivalents - Deferred Compensation

Restricted Cash Equivalents – Deferred Compensation

Restricted cash equivalents – deferred compensation - included cash and money market funds held in a rabbi trust under a nonqualified deferred compensation arrangement (the “Deferred Compensation Arrangement”) established in connection with compensation earned by the Company’s Chief Financial Officer upon the sale of Preparedness Services. The plan participant’s account was comprised of the Company’s contribution to the trust on behalf of the participant. The restricted cash held in the rabbi trust was considered an asset available for sale and was reported at fair value with an offsetting liability included in deferred compensation in the accompanying Consolidated Balance Sheet. The earnings on the investments were recorded in interest income in the accompanying Consolidated Statements of Operations. During the years ended December 31, 2012, 2011 and 2010, earnings on these investments were immaterial. The fair value of the investment of the Deferred Compensation Arrangement was $822 at December 31, 2011. On July 31, 2012, the remaining funds held in the rabbi trust under the Deferred Compensation Arrangement were disbursed to the Company’s Chief Financial Officer (See Note 7 - Deferred Compensation).

Short Term Investment

Short Term Investment

The Company’s short-term investments consist typically of investments in U.S. Treasury Bills with original maturities greater than three months and less than one year. These investments are classified as available-for-sale and are carried at fair value, which approximates amortized cost at December 31, 2012. On December 31, 2012, the Company’s short-term investment consisted of a U.S. Treasury Bill, purchased at a cost of $14,984, and which matures on October 17, 2013. Accretion of discounts on the U.S. Treasury Bills, which was $5 for the year ended December 31, 2012, is included in interest income.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

·	Level 1. Quoted prices in active markets for identical assets or liabilities.

·	Level 2. Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

·	Level 3. Significant unobservable inputs that cannot be corroborated by market data.

The asset’s or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the assets that are measured a fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Quoted prices for similar assets or liabilities in active markets (Level 2)	Significant unobservable inputs (Level 3)
At December 31, 2012
Short Term Investment (U.S. Treasury Bill)	$14,984	$14,984	$-	$-

At December 31, 2011
Restricted Cash Equivalents	$822	$822	$-	$-

Operating Expenses

Operating Expenses

Selling and marketing expenses primarily include salaries, stock based compensation, as well as travel and other expenses. General and administrative expenses consist primarily of salaries, bonuses and stock-based compensation, as well as corporate support expenses such as legal and professional fees, investor relations, human resources, facilities, telecommunication support services and information technology.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of such assets and liabilities. The Company establishes a valuation allowance for certain deferred tax assets.

Deferred tax assets pertaining to windfall tax benefits on exercise of non-qualified stock options and the corresponding credit to additional paid-in capital are recorded if the related tax amount either reduces income taxes payable or results in an income tax refund. The Company has elected the “with and without approach” regarding ordering of windfall tax benefits to determine whether the windfall tax benefit did reduce income taxes payable or resulted in an income tax refund in the current year. Under this approach, the windfall tax benefits would be recognized in additional paid-in capital only if an incremental income tax benefit is realized after considering all other income tax benefits presently available to the Company.

The Company accounts for uncertain tax positions based upon authoritative guidance that prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides direction on derecognition, classification, interest and penalties, accounting in interim periods and related disclosure.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended December 31, 2012, December 31, 2011 and December 31, 2010. The tax years ended December 31, 2003 through 2011 remain subject to examination for federal, state, and local income tax purposes by various taxing authorities as of December 31, 2012.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for equity instruments issued to non-employees in accordance with accounting guidance which requires that such equity instruments are recorded at their fair value on the measurement date, which is typically the date the services are performed.  Stock based compensation for non-employees is reflected within general and administrative expenses.

The Company accounts for equity instruments issued to employees in accordance with accounting guidance which requires that awards are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  The Company recognizes compensation costs over the requisite service period of the award, which is generally the vesting term of the options associated with the underlying employment agreement, where applicable.

Discontinued Operations

Discontinued Operations

Included in “Income from discontinued operations net of tax” in the accompanying consolidated statements of operations, are the results, as applicable, for SafirRosetti, Preparedness Services, Fraud and SIU Services, International Strategies and Bode and the respective gains on their disposals (See Note 5- Discontinued Operations). Liabilities of the discontinued operations have been reclassified and are reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 as “Current liabilities of discontinued operations”.

Net Income (Loss) per Common Share
Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed based on the weighted average number of shares of common stock outstanding, as adjusted, during the years presented. Common stock equivalents, consisting of stock options and restricted stock units (“RSUs”) were not included in the calculation of the diluted loss per share because their inclusion would have been anti-dilutive.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	At December 31,
	2012	2011	2010
Stock Options	200,000	64,998	565,158
Restricted Stock Units	-	-	8,825
Total Potentially Dilutive Securities	200,000	64,998	573,983

Subsequent Events

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Assets Measured at Fair Value on Recurring Basis
The following table provides a summary of the assets that are measured a fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Quoted prices for similar assets or liabilities in active markets (Level 2)	Significant unobservable inputs (Level 3)
At December 31, 2012
Short Term Investment (U.S. Treasury Bill)	$14,984	$14,984	$-	$-

At December 31, 2011
Restricted Cash Equivalents	$822	$822	$-	$-

Potentially dilutive securities of diluted net loss per share

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	At December 31,
	2012	2011	2010
Stock Options	200,000	64,998	565,158
Restricted Stock Units	-	-	8,825
Total Potentially Dilutive Securities	200,000	64,998	573,983

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations Income Statement Disclosures

Results and net income from discontinued operations are as follows, reflecting the results of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode and International Strategies:

	For the years ended December 31,
	2012	2011	2010
Revenues	$-	$-	$64,760
Income from operations	$-	$-	$402
Gain (loss) on disposal, net of tax	$9,950	$2,589	$(119)
Income, before tax	$9,950	$2,612	$329
Income, net of tax	$9,950	$2,612	$840

Schedule Of Discontinued Operations Balance Sheet Disclosures

There were no assets included in discontinued operations as of December 31, 2012 and 2011. Liabilities included in discontinued operations are as follows:

	As of December 31,
Liabilities	2012	2011
Accounts payable	$-	$56
Accrued expenses and other current liabilities	798	1,138
Total liabilities of discontinued operations	$798	$1,194

SafirRosetti
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation
Through December 31, 2012, the Company has recorded a cumulative loss of $387 on the sale of SafirRosetti, pursuant to the following:

Cash selling price	$3,500
Note receivable, net	1,670
Contingent cash consideration received	1,284
Total consideration from sale	6,454
Less: expenses of sale	(180)
Net proceeds from sale	6,274
Less: net book value of assets sold to buyer or written off in connection with the sale	(6,661)
Net (loss) on the sale of SafirRosetti	$(387)

Preparedness Services Business Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation

Through December 31, 2012, the Company has recorded a cumulative gain of $9,767 on the sale of Preparedness Services, pursuant to the following:

Cash selling price	$10,006
Working capital adjustment	1,652
Contingent cash consideration recognized	10,067
Liabilities assumed by purchaser	3,225
Gross proceeds from sale	24,950
Less: expenses of sale	(1,153)
Net proceeds from sale	23,797
Less: net book value of assets sold to buyer or written off in connection with the sale	(14,030)
Net gain on the sale of Preparedness Services	$9,767

Bode
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation

Through December 31, 2012, the Company has recorded a cumulative gain, net of tax, of $3,060 on the sale of Bode, pursuant to the following:

Cash selling price (of which $2,450 was initially held in escrow)	$25,000
Working capital adjustment	2,286
Liabilities assumed	2,327
Gross proceeds from sale	29,613
Less: expenses of sale	(2,142)
Net proceeds from sale	27,471
Less: net book value of assets sold to buyer or written off in connection with the sale	(24,268)
Gain on the sale of Bode, before tax effect	3,203
Income tax on the sale of Bode, as adjusted	(143)
Gain on the sale of Bode, net of tax	$3,060

Fraud and SIU Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Discontinued Operation

Through December 31, 2012 the Company has recorded a cumulative loss of $20 on the sale of Fraud and SIU Services, pursuant to the following:

Cash selling price	$8,615
Liabilities assumed by purchaser	2,978
Contingent cash consideration received	107
Gross proceeds from sale	11,700
Less: expenses of sale	(829)
Net proceeds from sale	10,871
Less: net book value of assets sold to buyer or written off in connection with the sale	(10,891)
Net loss on the sale of Fraud and SIU Services	$(20)

Accrued Compensation and Related Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Compensation and Related Benefits [Abstract]
Schedule Of Employee Related Liabilitie

A summary of accrued compensation and related benefits is comprised of the following:

	As of December 31,
	2012	2011
Accrued performance based bonuses	$-	$182
Accrued payroll and commissions	64	57
Accrued employee benefits	1	65
Total	$65	$304

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Significant components of the Company's net deferred tax assets and liability

Significant components of the Company’s net deferred tax assets at December 31, 2012 and 2011 are as follows:

Deferred tax assets:	2012	2011
Net operating loss carryforwards	$3,761	$773
Stock-based compensation	-	73
Property and equipment	17	63
Allowance for doubtful accounts	-	40
Earnout in connection with the sales of business units	-	4,563
Other accruals	52	585
Total gross deferred tax assets	3,830	6,097
Less: valuation allowance	(3,830)	(6,097)
Deferred tax assets, net	$-	$-

Reconciliation of the statutory federal income tax rate to the Company's effective tax rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the loss from continuing operations is as follows:

	2012	2011	2010
Tax benefit at federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes	(5.0)	(5.0)	(5.0)
Permanent differences:
Stock-based compensation	5.7	7.9	19.5
Compensation	-	-	4.1
Adjustments of deferred tax assets:
True-up adjustment to the net operating loss carry forwards - (for 2011, adjustment principally due to additional proceeds recognized for tax purposes in connection with the earnouts)	(16.0)	62.1	(0.8)
Property and equipment	0.9	1.3	-
Impairment of net operating loss carry forward	4.0	489.7	-
Other	-	3.8	-
Increase (decrease) in valuation allowance	44.4	(525.8)	16.2
Effective income tax rate	- %	-%	-%

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Total Stock Based Compensation Costs

The following table summarizes total stock based compensation costs for the years ended December 31, 2012, 2011 and 2010.

For the Year Ended December 31, 2012
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$323	$323
Total	$-	$323	$323

For the Year Ended December 31, 2011
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$-	$13	$13
Total	$-	$13	$13

For the Year Ended December 31, 2010
	Advisors and Consultants	Employees and Directors	Total
Stock Options	$132	$82	$214
RSUs	7	575	582
Stock issued to consultants for services	45	-	45
Stock purchase plan	-	16	16
Vesting of restricted shares under performance based executive bonus award	-	1,468	1,468
Total	$184	$2,141	$2,325

Assumptions Used to Compute the Grant Date Value of the Options
The weighted average of the assumptions used to compute the grant date value of the options granted during the years ended December 31, 2012 and 2010 were as follows:

	For the Years Ended December 31,
	2012	2010
Dividend yield	0%	0%
Expected volatility	87.9%	103.2%
Risk-free interest rate	1.13%	2.69%
Expected lives	3.0 years	3.0 years

Summary of Stock Option Plans and Changes

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2012, 2011 and 2010, respectively, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Intrinsic Value
Options outstanding at January 1, 2010	967,781	$2.57
Granted	175,000	$1.65
Exercised	(151,250)	$1.80
Forfeited	(426,373)	$2.38
Options outstanding at December 31, 2010	565,158	$2.64
Granted	-
Exercised	325,003	$1.80
Forfeited	175,157	$3.58
Options outstanding at December 31, 2011	64,998	$4.28
Granted	200,000	$3.05
Exercised	(4,998)	$1.70
Forfeited	(60,000)	$4.50
Options outstanding at December 31, 2012	200,000	$3.05	4.2 years	$-
Exercisable, December 31, 2012	200,000	$3.05	4.2 years	$-
Options vested during the year ended December 31, 2012	204,998	$3.02

A Summary of the Activity Related To RSU

A summary of the activity related to RSUs for the years ended December 31, 2011 and 2010 are presented below:

	Total	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2010	228,819
RSUs vested	(155,561)
RSUs forfeited	(64,433)
Nonvested at December 31, 2010	8,825
RSUs vested	(5,557)
RSUs forfeited	(3,268)
Nonvested at December 31, 2011	-	$-

Business Organization and Nature of Operations - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Tender offer amount		$ 22,188
Aggregated shares repurchased	27,244
SafirRosetti Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Apr 30, 2010
Preparedness Services Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Jul 16, 2010
Fraud and SIU Services Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Jul 20, 2010
Forensic DNA Solutions And Products Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Nov 30, 2010
International Strategies Business Unit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business disposal date	Dec 31, 2010

Summary of Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 U.S. Treasury Bills	Dec. 31, 2011 Rabbi Trust Restricted Cash and Cash Equivalents Deferred Compensation
Significant Accounting Policies [Line Items]
Fair value of assets				$ 822
Short term investment	14,984	0	14,984
Maturity Date			Oct 17, 2013
Accretion of discount to maturity			$ 5

Assets (Liabilities) Measured at Fair Value on Recurring Basis (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Short Term Investments (U.S. Treasury Bills)	Dec. 31, 2011 Restricted Cash and Cash Equivalents	Dec. 31, 2012 Quoted Prices in Active Markets (Level 1) Short Term Investments (U.S. Treasury Bills)	Dec. 31, 2011 Quoted Prices in Active Markets (Level 1) Restricted Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	$ 14,984	$ 822	$ 14,984	$ 822

Antidilutive Securities Excluded From Computation Of Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	200,000	64,998	573,983
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	200,000	64,998	565,158
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	0	8,825

Sale of SafirRosetti (Details) (SafirRosetti, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
SafirRosetti
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash selling price	$ 3,500
Note receivable, net	1,670
Contingent cash consideration received	1,284
Total consideration from sale	6,454
Less: expenses of sale	(180)
Net proceeds from sale	6,274
Less: net book value of assets sold to buyer or written off in connection with the sale	(6,661)
Net (loss) on the sale of SafirRosetti	$ (387)

Sale of Preparedness Services (Details) (Preparedness Services Business Unit, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Preparedness Services Business Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash selling price	$ 10,006
Working capital adjustment	1,652
Contingent cash consideration recognized	10,067
Liabilities assumed by purchaser	3,225
Gross proceeds from sale	24,950
Less: expenses of sale	(1,153)
Net proceeds from sale	23,797
Less: net book value of assets sold to buyer or written off in connection with the sale	(14,030)
Net gain on the sale of Preparedness Services	$ 9,767

Sale of Fraud and SIU Services (Details) (Fraud and SIU Services, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fraud and SIU Services
Disclosure - Sale Of Fraud and Siu Services [Line Items]
Cash selling price	$ 8,615
Liabilities assumed by purchaser	2,978
Contingent cash consideration received	107
Gross proceeds from sale	11,700
Less: expenses of sale	(829)
Net proceeds from sale	10,871
Less: net book value of assets sold to buyer or written off in connection with the sale	(10,891)
Net loss on the sale of Fraud and SIU Services	$ (20)

Sale of Bode (Details) (Bode, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Bode
Disclosure - Sale Of Bode [Line Items]
Cash selling price (of which $2,450 was initially held in escrow)	$ 25,000
Working capital adjustment	2,286
Liabilities assumed	2,327
Gross proceeds from sale	29,613
Less: expenses of sale	(2,142)
Net proceeds from sale	27,471
Less: net book value of assets sold to buyer or written off in connection with the sale	(24,268)
Gain on the sale of Bode, before tax effect	3,203
Income tax on the sale of Bode, as adjusted	(143)
Gain on the sale of Bode, net of tax	$ 3,060

Results of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 0	$ 0	$ 64,760
Income from operations	0	0	402
Gain on disposals, net of tax	9,950	2,589	(119)
Income, before tax	9,950	2,612	329
Income, net of tax	$ 9,950	$ 2,612	$ 840

Assets and Liabilities Included in Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Accounts payable	$ 0	$ 56
Accrued expenses and other current liabilities	798	1,138
Total liabilities of discontinued operations	$ 798	$ 1,194

Discontinued Operations - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						14 Months Ended						0 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SafirRosetti	Dec. 31, 2011 SafirRosetti	Dec. 31, 2010 SafirRosetti	Jun. 30, 2011 SafirRosetti	Jul. 28, 2011 SafirRosetti	Apr. 30, 2010 SafirRosetti	Jun. 30, 2011 SafirRosetti Safirrosetti Note	Dec. 17, 2010 SafirRosetti Safirrosetti Note	Apr. 30, 2010 SafirRosetti Safirrosetti Note	Jan. 14, 2011 Preparedness Services Business Unit	Sep. 30, 2010 Preparedness Services Business Unit	Jul. 16, 2010 Preparedness Services Business Unit	Jun. 13, 2012 Preparedness Services Business Unit	Jul. 16, 2010 Preparedness Services Business Unit	Dec. 31, 2012 Preparedness Services Business Unit	Dec. 31, 2011 Preparedness Services Business Unit	Dec. 31, 2010 Preparedness Services Business Unit	Feb. 29, 2012 Preparedness Services Business Unit	Jul. 20, 2010 Fraud and SIU Services Business Unit	Dec. 31, 2012 Fraud and SIU Services Business Unit	Dec. 31, 2011 Fraud and SIU Services Business Unit	Dec. 31, 2010 Fraud and SIU Services Business Unit	Jun. 30, 2010 Fraud and SIU Services Business Unit	Jan. 20, 2012 Bode	Jul. 28, 2011 Bode	Dec. 17, 2010 Bode	Nov. 30, 2010 Bode	Dec. 31, 2012 Bode	Dec. 31, 2011 Bode	Dec. 31, 2010 Bode
Discontinued Operations [Line Items]
Aggregate cash consideration									$ 3,500						$ 10,006		$ 10,006					$ 8,340								$ 24,500
Escrow deposit	0	2,450							525						1,000		1,000					825								2,450
Aggregate face amount												1,750
Interest rate												0.79%
Principal received										875	875
Interest received										3	8
Contingent consideration description							contingent consideration based on 70% of the purchased accounts receivable in excess of $1,750 collected by Guidepost between the closing and June 30, 2011.
Aggregate contingent consideration				0	579	705													167
Consideration for rights associated with sold accounts receivable								88
Income received used to offset expenses						58								72																	0	76	19
Recognized gain (loss) on sale	9,950	2,589	(119)	150	732	(1,269)												9,600	167	0			200	189	(409)						0	1,501	1,559
Cumulative gain (loss) on disposal, net of tax				(387)														9,767					(20)								3,060
Earnout payment description																	an earnout payment equal to 40% of any revenues over $15,000 earned during the 12-month period following the closing, which payment may not exceed $12,000													an earnout payment equal to 30% of any revenues over $27,000 earned by Bode during the 12-month period following the closing of the sale, which payment may not exceed $5,500
Lease															286
Working capital adjustment													1,652									34			275			2,286				94
Earnout payment Received																					10,000										0
Earnout contingent consideration not yet realized																				301
Maximum payable by seller based on accounts receivable																					1,000
Legal expenses and settlements incurred																99
Additional contingent consideration received																			167
Real estate lease deposits																						56
Liabilities assumed																		3,225					2,978								2,327
Gain on earn out consideration																				0
Write down on carrying value of the assets																										4,475
License fee																								0	0
Liabilities represents accounts receivable collected by seller on behalf of buyer	770	592
Cash received in connection with internal revenue code election																													500
Reduction to provision for income taxes																																932
Release Of Reserve				150																			200									230
Release of funds held in escrow related to the sale of business units																											$ 2,450

Summary Of Accrued Compensation And Related Benefits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued performance based bonuses	$ 0	$ 182
Accrued payroll and commissions	64	57
Accrued employee benefits	1	65
Total	$ 65	$ 304

Deferred Compensation - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Asset held in trust		$ 822
Deferred Compensation Arrangement	$ 0	$ 821

Income Taxes - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Federal and state net operating losses	$ 47,160	$ 40,617
Operating Loss Carryforwards Restated Utilizable Amount		37,517
Impairment Of Operating Loss Carryforwards	145	14,486
Valuation allowances, related to deferred tax assets increased (decreased)	(2,267)	(15,265)
Federal carryforwards expire	Years 2022 through 2032
Segment, Continuing Operations
Income Tax Disclosure [Line Items]
Valuation allowances, related to deferred tax assets increased (decreased)	1,614	(15,549)
Segment, Discontinued Operations
Income Tax Disclosure [Line Items]
Valuation allowances, related to deferred tax assets increased (decreased)	$ (3,881)	$ 284

Significant components of Company's net deferred tax assets and liability (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 3,761	$ 773
Stock-based compensation	0	73
Property and equipment	17	63
Allowance for doubtful accounts	0	40
Earnout in connection with the sales of business units	0	4,563
Other accruals	52	585
Total gross deferred tax assets	3,830	6,097
Less: valuation allowance	(3,830)	(6,097)
Deferred tax assets, net	$ 0	$ 0

Reconciliation of statutory federal income tax rate to Company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Income Tax Rate To Company's Effective Tax Rate Loss From Continuing Operations [Line Items]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)	(34.00%)
State income taxes	(5.00%)	(5.00%)	(5.00%)
Permanent differences:
Stock-based compensation	5.70%	7.90%	19.50%
Compensation	0.00%	0.00%	4.10%
Adjustments of deferred tax assets:
True-up adjustment to the net operating loss carry forwards - (for 2011, adjustment principally due to additional proceeds recognized for tax purposes in connection with the earnouts)	(16.00%)	62.10%	(0.80%)
Property and equipment	0.90%	1.30%	0.00%
Impairment of net operating loss carry forward	4.00%	489.70%	0.00%
Other	0.00%	3.80%	0.00%
Increase (decrease) in valuation allowance	44.40%	(525.80%)	16.20%
Effective income tax rate	0.00%	0.00%	0.00%

Commitments and Contingencies - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			0 Months Ended						1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Oct. 02, 2010	Jun. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 22, 2010	Oct. 31, 2011 Office space in New York City	Mar. 26, 2012 Schiller Agreement	Dec. 31, 2010 Schiller Agreement	Mar. 16, 2011 Schiller Agreement Sale Of Preparedness Services	Aug. 13, 2010 Schiller Agreement Sale Of Preparedness Services	Aug. 20, 2010 Schiller Agreement Sale Of Preparedness Services	Mar. 26, 2012 Schiller Agreement Before Amendment	Mar. 26, 2012 Nyweide Amendment	Oct. 15, 2010 Nyweide Amendment Sale Of Preparedness Services	Aug. 13, 2010 Nyweide Amendment Sale Of Preparedness Services	Aug. 11, 2010 Nyweide Amendment Sale Of Preparedness Services	Jul. 16, 2010 Nyweide Amendment Sale Of Preparedness Services	Mar. 31, 2011 Nyweide Amendment Sale Of Preparedness Services	Jan. 05, 2012 Nyweide Amendment Sale Of Bode	Dec. 10, 2010 Nyweide Amendment Sale Of Bode	Nov. 30, 2010 Nyweide Amendment Sale Of Bode	Jul. 16, 2010 Nyweide Amendment Before Amendment	Jan. 16, 2012 Nyweide Amendment After Amendment	Mar. 26, 2012 Nyweide Amendment as a full time employee	Jul. 16, 2010 Schiller Agreement	Jul. 16, 2010 Schiller Agreement Sale Of Preparedness Services	Mar. 26, 2012 Schiller Agreement After Amendment	Jul. 16, 2010 Nyweide Agreement	Jul. 16, 2010 Nyweide Agreement Sale Of Preparedness Services
Commitments and Contingencies Disclosure [Line Items]
Base salary per annum													$ 150										$ 375	$ 180				$ 180
Options granted			200,000	0	175,000			125,000						75,000
Exercise price			$ 3.05	$ 0	$ 1.65			$ 3.05						$ 3.05
Severance payment agreement														The Nyweide Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Mr. Nyweide's employment with the Company, the Company shall pay to Mr. Nyweide as severance a sum equal to 12 months compensation at $15 per month, plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide's employment with the Company is terminated (the "Nyweide Severance Payment"). The Nyweide Amendment further provides that the Severance Payment shall be reduced by an amount equal to $15 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provides that the Company shall pay to Mr. Nyweide certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Nyweide Amendment.
Monthly severance pay								15
Base salary per month																									31
Lease, expiration date							Jun 30, 2015
Non-cancellable obligations							15
Rent expense			144	178	198
Estimate of Possible Loss on conspired to divert work from the plaintiff						2,400
Legal fees			99
Litigation settled for cash payment		23	99	0	0
Cash Bonus									150	230	270					202			173
Shares withheld and placed in treasury in satisfaction of employees tax obligation																										113,650			72,977
Value of shares withheld and placed in treasury in satisfaction of employees tax obligation																										225			144
Loss contingency, damages sought, value	4,200,000
Asset held in trust				822								1,685							821
Performance Bonus																		150				250
Payment Of Performance Bonus															75		75			125	125
Restricted stock vested																											268,750			201,813
RSUs vested during the period																											31,912			14,093
Deferred Compensation Arrangement with Individual, Description			(i) 50% of the salary and 100% of benefits, including a housing allowance, that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) 50% of the target cash bonus for the period January 1, 2011 through January 31, 2012 ; and (iii) cash in lieu of additional shares of stock for 50% of the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted
Operating Lease Premodification Monthly Rent			12
Operating Lease Post Modification Monthly Rent			$ 5

Stockholders' Equity - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended					1 Months Ended			12 Months Ended			0 Months Ended			12 Months Ended												0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended							0 Months Ended
	Apr. 17, 2012	Dec. 14, 2011	Aug. 04, 2011	Feb. 07, 2011	Oct. 27, 2010	Sep. 07, 2010	Mar. 31, 2012	Feb. 27, 2012	Oct. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 27, 2010 Rights Plan	Apr. 27, 2011 Tender Offer	Dec. 01, 2010 Tender Offer	Dec. 31, 2010 Stock Purchase Plan	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2010 Dr.Schiller	Dec. 31, 2010 Mr.Nyweid	Dec. 31, 2010 Restricted Stock Dr.Schiller	Dec. 31, 2010 Restricted Stock Mr.Nyweid	Dec. 31, 2010 Chief Executive Officer Common Stock	Jul. 24, 2008 Chief Executive Officer Restricted Stock	Dec. 19, 2006 Chief Executive Officer Restricted Stock	Dec. 31, 2010 Chief Financial Officer Common Stock	Jul. 24, 2008 Chief Financial Officer Restricted Stock	Dec. 19, 2006 Chief Financial Officer Restricted Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Sep. 07, 2010 Series A Preferred Stock Rights Plan
Stockholders Equity Note [Line Items]
Recovery of stockholder short swing profit								$ 15		$ 15	$ 2			$ 2						$ 0
Aggregate cost of repurchase										5	21						5		39	0
Stock ownership description						The Genesis Support Agreement also provided that, as a condition to the 2012 Stockholder's obligations thereunder, the Board would adopt certain resolutions providing that (i) the Stockholder, together with its affiliates, will not be deemed to be an "Acquiring Person" for the purposes of that certain Rights Agreement, dated as of September 7, 2010, as amended (such amendment is described below) (the "Rights Agreement"), by and between the Company and Continental, as rights agent, unless and until the 2012 Stockholder becomes the "Beneficial Owner" (as defined under the Rights Agreement) of more than 35% of the Company's outstanding common stock, and (ii) that the Board approve, solely for the purposes of Section 203 of the Delaware General Corporation Law, the acquisition of additional shares of the Company's common stock by the 2012 Stockholder. The Genesis Support Agreement also provides that if at any time the 2012 Stockholder beneficially owns less than 25% of the Company's common stock and then at any time it increases its beneficial ownership over 25% it would be deemed an "Acquiring Person" and if at any time the 2012 Stockholder beneficially owns less than 10% of the Company's common stock then at any time it increases its beneficial ownership over 10% it would be deemed an "Acquiring Person".
Registration agreement right effective period							150 days
Registration agreement date							Mar 27, 2012
Registered shares for resale	3,311,086
Registration Right Agreement effective date	Jun 13, 2012
Common stock, shares authorized										100,000,000	100,000,000
Preferred stock, shares authorized																																	14,880,000	14,880,000	100,000	100,000	20,000	20,000
Issuance of common stock in connection with vesting of restricted stock units																					5,557	155,561					63,825			28,187
Share withheld in satisfaction of tax obligation																							101,588	68,212	12,063	4,764	24,126			9,528
Value of withheld in satisfaction of tax obligation																							225	145			49			20
Stock issued to consultants for services												26,309							0			26,309
Issuance of common stock upon exercise of stock options (in shares)										4,998	325,003	151,250								4,998	325,003	151,250
Issuance of common stock upon exercise of stock options										8	584	273								0	0	1
Issuance of common stock under employee stock purchase plan (in shares)																31,289						31,289
Issuance of common stock under employee stock purchase plan																				8	352	45
Proceeds from shares issued under employee stock purchase plan																45
Stock based compensation recognized in connection with stock options										323	13	214
Stock Purchase Plan Expense												16
Unvested stock granted																												250,000	100,000		187,500	75,000
Restricted stock vested																									268,750	201,813
RSUs vested during the period																									31,912	14,094
Amount authorized for repurchase of common stock		2,000	1,000	3,000					3,000
Period for repurchase of common stock			18 months	18 months					18 months
Aggregated shares repurchased										27,244
Stock repurchased during period, shares																	1,943	8,674	16,627	0
Stock repurchase program, number of shares authorized to be repurchased														7,500,000	10,000,000
Treasury stock acquired, average cost per share														$ 2.6	$ 2.4
Stock repurchase program expiration date														May 25, 2011	Dec 29, 2010
Purchase and cancellation of shares in connection with tender offer											19,650	2,688		19,650	2,688						7	1
Purchase and cancellation of shares in connection with tender offer (in shares)														7,500,000	1,119,978						7,500,000	1,119,978
Stock Repurchase Program Expenses														$ 152
Preferred stock, par value																																	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Purchase price of right																																							4.1
Expiration date of Rights																																							Sep 7, 2013
Number of shares exercised on waiver of certain provision to certain large stockholder													5,766,324
Percentage of shares owned by stockholder for whom company waived provisions of rights agreement					40.00%

Stock Based Compensation - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended			12 Months Ended										0 Months Ended		0 Months Ended	12 Months Ended
	Jun. 26, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 26, 2008 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Jan. 02, 2010 Three Members Of Board Of Directors	Jan. 02, 2010 Advisory Boards	Dec. 19, 2006 Senior Officers	Mar. 16, 2012 Two Executives Of The Company	Jul. 24, 2008 Chief Executive Officer	Jul. 24, 2008 Chief Financial Officer	Dec. 31, 2010 Non Employees [Member] Restricted Stock Units (RSUs)	Dec. 31, 2012 General and Administrative Expenses	Dec. 31, 2011 General and Administrative Expenses	Dec. 31, 2010 General and Administrative Expenses	Dec. 31, 2012 Employees and Directors	Dec. 31, 2011 Employees and Directors	Dec. 31, 2010 Employees and Directors	Dec. 31, 2012 Selling and Marketing Expense	Dec. 31, 2011 Selling and Marketing Expense	Dec. 31, 2010 Selling and Marketing Expense	Jul. 24, 2008 2006 Long-Term Incentive Plan	Dec. 31, 2012 2006 Long-Term Incentive Plan	Jun. 26, 2008 Stock Purchase Plan	Dec. 31, 2012 Stock Purchase Plan	Dec. 31, 2010 Stock Purchase Plan	Aug. 20, 2008 Stock Purchase Plan	Dec. 31, 2012 2006 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance																									3,000,000
Maximum number of shares that may be granted any calender year under incentive plan																									625,000
Shares of common stock remained eligible to be issued																										1,407,342		1,877,612
Stock based compensation for employees																$ 323	$ 12	$ 1,936	$ 323	$ 12	$ 2,141	$ 0	$ 0	$ 205
Exercise price		$ 3.05	$ 0	$ 1.65					$ 1.65	$ 1.65		$ 3.05
volatility		87.90%		103.20%					103.20%	103.20%		87.90%
dividend									0.00%	0.00%		0.00%
Risk free interest rate		1.13%		2.69%					2.69%	2.69%		1.13%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																												2,000,000			250,000
Common Stock, Capital Shares Reserved for Future Issuance																														1,750,000
Stock issued to consultants for services				45												0	0	184			0
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		3 years
Share Based Compensation Arrangement By Share Based Payment Award Options Granted Contractual Term		5 years							5 years	5 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.61		$ 1.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									75,000	100,000		200,000
Granted		$ 3.05	$ 0	$ 1.65					$ 1.65	$ 1.65		$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									End of each of the four quarterly periods following the date of grant	End of each of the four quarterly periods following the date of grant
Share Based Compensation Arrangement By Share Based Payment Award Options Granted In Period Fair Value									80	106		323
Expected lives		3 years		3 years					3 years	3 years		3 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		0	1	29	2,863
Stock Option Plan Expense		323	13	214															323	13	82
Restricted Stock Or Unit Expense				582		0	0	582							7						575
Number Of Stock Option Cancel For Exchage Of Restricted Stock Unit	1,105,188
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					368,475						175,000		250,000	187,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 2.12
Percentage of options exchanged for RSUs that were exchanged by companies officers and directors					78.00%
Excess of fair value of RSUs over value of the options canceled					781
Share Based Compensation Arrangement By Share Based Payment Award Options Cancelinperiodfairvalue																											672
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date		85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate						15.00%
Issuance of common stock under employee stock purchase plan (in shares)																													31,289
Proceeds from issuance of stock in connection with ESPP		0	0	45
Stock purchase plan				16																	16								16
Vesting of restricted shares under performance based executive bonus award				$ 1,468																	$ 1,468							$ 1,468

Summary of Total Stock Based Compensation Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Based Compensation Costs [Line Items]
Stock Options	$ 323	$ 13	$ 214
RSUs			582
Stock issued to consultants for services			45
Stock purchase plan			16
Vesting of restricted shares under performance based executive bonus award			1,468
Total	323	13	2,325
Advisors and Consultants
Schedule Of Stock Based Compensation Costs [Line Items]
Stock Options			132
RSUs			7
Stock issued to consultants for services			45
Stock purchase plan			0
Vesting of restricted shares under performance based executive bonus award			0
Total			184
Employees and Directors
Schedule Of Stock Based Compensation Costs [Line Items]
Stock Options	323	13	82
RSUs			575
Stock issued to consultants for services			0
Stock purchase plan			16
Vesting of restricted shares under performance based executive bonus award			1,468
Total	$ 323	$ 13	$ 2,141

Assumptions Used to Compute Grant Date Value of Options (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Schedule Of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield	$ 0	$ 0
Expected volatility	87.90%	103.20%
Risk-free interest rate	1.13%	2.69%
Expected lives	3 years	3 years

Summary of Stock Option Plans and Changes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Options outstanding at beginning of year	64,998	565,158	967,781
Granted	200,000	0	175,000
Exercised	(4,998)	(325,003)	(151,250)
Forfeited	(60,000)	(175,157)	(426,373)
Options outstanding at end of year	200,000	64,998	565,158
Exercisable at end of year	200,000
Options vested during the year ended December 31, 2012	204,998
Weighted-Average Exercise Price
Options outstanding at beginning of year	$ 4.28	$ 2.64	$ 2.57
Granted	$ 3.05	$ 0	$ 1.65
Exercised	$ 1.7	$ 1.8	$ 1.8
Forfeited	$ 4.5	$ 3.58	$ 2.38
Options outstanding at end of year	$ 3.05	$ 4.28	$ 2.64
Exercisable at end of year	$ 3.05
Options vested during the year ended December 31, 2012	$ 3.02
Weighted-Average Remaining Contractual Life (in years)
Options outstanding at end of year	4 years 2 months 12 days
Exercisable at end of year	4 years 2 months 12 days
Intrinsic Value
Options outstanding at end of year	$ 0
Exercisable at end of year	$ 0

Summary of Activity Related To RSU (Details) (Restricted Stock Units (RSU), USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSU)
Schedule Of Share Based Compensation Restricted Stock Units Award Activity [Line Items]
RSUs outstanding at beginning of year	8,825	228,819
RSUs vested	(5,557)	(155,561)
RSUs forfeited	(3,268)	(64,433)
RSUs outstanding at end of year	0	8,825
RSUs Weighted Average Grant Date Fair Value at end of year	$ 0

Defined Contribution Plan - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) Plan expense attributable to continuing operations amounted	$ 16	$ 12	$ 37

Subsequent Events - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Schiller Agreement [Member] Subsequent Event [Member]	Dec. 31, 2012 Nyweide Agreement [Member] Subsequent Event [Member]
Annual Base Salary		$ 180	$ 180
Stock Issued During Period, Value, Issued For Services	$ 45	$ 300,000	$ 250,000